UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund

December 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 98.82%
Consumer Discretionary — 13.44%
11,900	Capella Education Co.*	$896,070
33,700	Fossil, Inc.*	1,130,972
23,000	Guess?, Inc.	972,900
64,160	LKQ Corp.*	1,256,894
14,000	Panera Bread Co., Class A*	937,580
26,000	Ross Stores, Inc.	1,110,460
22,150	Tractor Supply Co.*	1,173,064
23,000	WMS Industries, Inc.*	920,000

		8,397,940

Consumer Staples — 3.72%
11,600	Church & Dwight Co., Inc.	701,220
12,000	Ralcorp Holdings, Inc.*	716,520
34,000	United Natural Foods, Inc.*	909,160

		2,326,900

Energy — 5.25%
17,300	Dril-Quip, Inc.*	977,104
14,290	Oceaneering International, Inc.*	836,251
20,000	Oil States International, Inc.*	785,800
16,000	Unit Corp.*	680,000

		3,279,155

Financials — 8.13%
19,000	Eaton Vance Corp.	577,790
21,000	Federated Investors, Inc., Class B	577,500
38,000	HCC Insurance Holdings, Inc.	1,062,860
19,000	Investment Technology Group, Inc.*	374,300
33,000	Knight Capital Group, Inc., Class A*	508,200
39,000	Raymond James Financial, Inc.	927,030
45,000	Tower Group, Inc.	1,053,450

		5,081,130

Health Care — 23.63%
63,000	Bruker Corp.*	759,780
38,600	Catalyst Health Solutions, Inc.*	1,407,742
12,000	Cerner Corp.*	989,280
14,000	Charles River Laboratories International, Inc.*	471,660
13,000	Edwards Lifesciences Corp.*	1,129,050
15,000	Gen-Probe, Inc.*	643,500
21,300	Henry Schein, Inc.*	1,120,380
17,000	IDEXX Laboratories, Inc.*	908,480
18,000	Integra LifeSciences Holdings Corp.*	662,040
9,000	Laboratory Corp of America Holdings*	673,560
21,000	Meridian Bioscience, Inc.	452,550
8,000	Mettler-Toledo International, Inc.*	839,920

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
19,400	MWI Veterinary Supply, Inc.*	$731,380
17,000	NuVasive, Inc.*	543,660
22,000	Parexel International Corp.*	310,200
13,000	Perrigo Co.	517,920
25,000	Pharmaceutical Product Development, Inc.	586,000
12,000	Varian Medical Systems, Inc.*	562,200
14,000	Waters Corp.*	867,440
15,000	West Pharmaceutical Services, Inc.	588,000

		14,764,742

Industrials — 15.69%
12,000	Alliant Techsystems, Inc.*	1,059,240
26,000	AMETEK, Inc.	994,240
19,020	Donaldson Co., Inc.	809,111
11,880	Expeditors International of Washington, Inc.	412,592
8,000	Flowserve Corp.	756,240
13,540	Huron Consulting Group, Inc.*	311,962
14,000	Jacobs Engineering Group, Inc.*	526,540
15,000	Landstar System, Inc.	581,550
21,000	MSC Industrial Direct Co., Class A	987,000
17,690	Roper Industries, Inc.	926,425
15,000	Teledyne Technologies, Inc.*	575,400
13,000	Towers Watson & Co., Class A	617,760
18,000	Waste Connections, Inc.*	599,760
25,000	Woodward Governor Co.	644,250

		9,802,070

Information Technology — 24.66%
43,000	Akamai Technologies, Inc.*	1,089,190
37,600	Altera Corp.	850,888
18,220	ANSYS, Inc.*	791,841
31,910	Autodesk, Inc.*	810,833
17,000	Comtech Telecommunications Corp.*	595,850
54,600	Cybersource Corp.*	1,098,006
17,040	Dolby Laboratories, Inc., Class A*	813,320
28,000	F5 Networks, Inc.*	1,483,440
21,000	Global Payments, Inc.	1,131,060
35,100	Logitech International SA*	600,210
12,000	Mantech International Corp., Class A*	579,360
17,350	Microchip Technology, Inc.	504,191
30,000	MICROS Systems, Inc.*	930,900
21,000	National Instruments Corp.	618,450
21,000	Open Text Corp.*	853,650
54,000	Riverbed Technology, Inc.*	1,240,380
25,000	Synaptics, Inc.*	766,250
29,000	Synopsys, Inc.*	646,120

		15,403,939

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
Materials — 4.30%
15,800	Airgas, Inc.	$752,080
16,000	AptarGroup, Inc.	571,840
14,000	Reliance Steel & Aluminum Co.	605,080
15,000	Sigma-Aldrich Corp.	757,950

		2,686,950

Total Common Stocks		61,742,826

(Cost $57,595,112)
Investment Companies — 1.20%
748,698	Wells Fargo Prime Investment Money Market Fund	748,698

Total Investment Companies		748,698

(Cost $748,698)
Total Investments		$62,491,524
(Cost $58,343,810)(a) — 100.02%
Liabilities in excess of other assets — (0.02)%		(14,035)

NET ASSETS — 100.00%		$62,477,489

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 98.03%
Consumer Discretionary — 14.80%
511,273	Benihana, Inc., Class A*	$1,937,725
160,250	Cache, Inc.*	732,342
895,751	Casual Male Retail Group, Inc.*	2,087,100
90,000	CKE Restaurants, Inc.	761,400
93,630	Mac-Gray Corp.*	964,389
236,291	Movado Group, Inc.	2,296,748
100,000	RG Barry Corp.	860,000
297,512	Steinway Musical Instruments*	4,733,416
27,150	Tefron Ltd.*	89,595
270,100	Universal Electronics, Inc.*	6,271,722

		20,734,437

Energy — 2.83%
37,300	Goodrich Petroleum Corp.*	908,255
28,000	Gulf Island Fabrication, Inc.	588,840
41,154	OYO Geospace Corp.*	1,765,095
54,300	Tesco Corp.*	701,013

		3,963,203

Financials — 9.13%
301,300	Asta Funding, Inc.	2,136,217
51,900	Boston Private Financial Holdings, Inc.	299,463
91,059	CoBiz Financial, Inc.	432,530
175,000	Compass Diversified Holdings	2,233,000
55,000	Cypress Sharpridge Investments, Inc. REIT	743,050
68,800	Firstcity Financial Corp.*	514,624
50,000	LaSalle Hotel Properties REIT	1,061,500
74,626	Mercantile Bank Corp.	223,878
95,389	MetroCorp Bancshares, Inc.	333,862
110,700	National Interstate Corp.	1,877,472
60,374	Northrim BanCorp, Inc.	1,019,113
108,900	SWS Group, Inc.	1,317,690
50,000	Washington Banking Co.	597,000

		12,789,399

Health Care — 8.86%
79,132	Exactech, Inc.	1,369,775
15,832	HMS Holdings Corp.*	770,860
134,800	Kensey Nash Corp.*	3,437,400
38,900	Landauer, Inc.	2,388,460
39,000	LHC Group, Inc.*	1,310,790
145,100	Meridian Bioscience, Inc.	3,126,905

		12,404,190

Industrials — 22.50%
367,856	Allied Defense Group, Inc. (The)*	1,747,316

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
138,700	AZZ, Inc.*	$4,535,490
613,000	C&D Technologies, Inc.*	950,150
290,225	Columbus McKinnon Corp.*	3,964,473
175,000	Eagle Bulk Shipping, Inc.*	866,250
79,200	Ennis, Inc.	1,329,768
6,900	Hurco Cos, Inc.*	102,120
462,894	LaBarge, Inc.*	5,577,873
217,300	NN, Inc.*	860,508
199,952	North American Galvanizing & Coating, Inc.*	969,767
400,000	OceanFreight, Inc.*	370,000
31,200	Old Dominion Freight Line, Inc.*	957,840
133,000	Orion Marine Group, Inc.*	2,800,980
300,000	PGT, Inc.*	630,000
52,973	Powell Industries, Inc.*	1,670,239
154,578	Standard Parking Corp.*	2,454,699
31,000	Sun Hydraulics Corp.	813,750
125,000	TBS International Ltd., Class A*	918,750

		31,519,973

Information Technology — 29.18%
217,182	Aspen Technology, Inc.*	2,128,384
100,000	Computer Task Group, Inc.*	801,000
117,177	Comtech Telecommunications Corp.*	4,107,054
549,402	DivX, Inc.*	3,098,627
253,200	EMS Technologies, Inc.*	3,671,400
80,000	Interactive Intelligence, Inc.*	1,475,200
524,238	Lionbridge Technologies, Inc.*	1,205,747
549,500	NIC, Inc.	5,022,430
71,490	NU Horizons Electronics Corp.*	294,539
159,987	SkillSoft PLC - ADR*	1,676,664
560,211	Sonic Solutions, Inc.*	6,627,296
598,991	Spectrum Control, Inc.*	5,672,445
70,000	StarTek, Inc.*	523,600
129,300	Tyler Technologies, Inc.*	2,574,363
150,000	Xyratex Ltd.*	1,996,500

		40,875,249

Materials — 7.96%
467,116	Intertape Polymer Group, Inc.*	1,327,730
97,000	Koppers Holdings, Inc.	2,952,680
209,800	Landec Corp.*	1,309,152
257,500	Omnova Solutions, Inc.*	1,578,475
187,088	Universal Stainless & Alloy*	3,528,480
503,300	US Concrete, Inc.*	458,003

		11,154,520

Utilities — 2.77%
107,400	Central Vermont Public Service Corp.	2,233,920

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
71,800	Unitil Corp.	$1,649,964

		3,883,884

Total Common Stocks		137,324,855

(Cost $139,296,946)
Exchange Traded Fund — 1.35%
85,000	SPDR KBW Regional Banking	1,891,250

Total Exchange Traded Fund		1,891,250

(Cost $2,108,292)
Investment Company — 1.23%
1,724,435	Wells Fargo Prime Investment Money Market Fund	1,724,435

Total Investment Company		1,724,435

(Cost $1,724,435)
Total Investments		$140,940,540
(Cost $143,129,673)(a) — 100.61%
Liabilities in excess of other assets — (0.61)%		(850,103)

NET ASSETS — 100.00%		$140,090,437

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 93.96%
Consumer Discretionary — 12.55%
46,419	Benihana, Inc., Class A*	$175,928
305,400	Casual Male Retail Group, Inc.*	711,582
25,300	Dress Barn, Inc.*	584,430
5,300	Drew Industries, Inc.*	109,445
5,600	Jo-Ann Stores, Inc.*	202,944
52,400	Movado Group, Inc.	509,328
62,100	Steinway Musical Instruments*	988,011
9,000	Steven Madden Ltd.*	371,160
46,300	True Religion Apparel, Inc.*	856,087
51,202	Universal Electronics, Inc.*	1,188,910

		5,697,825

Consumer Staples — 4.76%
20,400	Alberto-Culver Co.	597,516
35,100	Nash Finch Co.	1,301,859
34,300	Sally Beauty Holdings, Inc.*	262,395

		2,161,770

Energy — 4.92%
3,000	CARBO Ceramics, Inc.	204,510
1,100	Core Laboratories NV	129,932
23,600	Georesources, Inc.*	322,376
2,800	Swift Energy Co.*	67,088
21,100	Tesco Corp.*	272,401
20,700	Willbros Group, Inc.*	349,209
33,200	World Fuel Services Corp.	889,428

		2,234,944

Financials — 10.44%
31,700	Amerisafe, Inc.*	569,649
83,000	Ares Capital Corp.	1,033,350
53,027	Asta Funding, Inc.	375,962
76,900	Compass Diversified Holdings	981,244
27,325	Delphi Financial Group, Inc., Class A	611,260
10,200	LaSalle Hotel Properties REIT	216,546
7,700	ProAssurance Corp.*	413,567
23,500	SeaBright Insurance Holdings, Inc.*	270,015
16,300	SWS Group, Inc.	197,230
4,072	Trico Bancshares	67,799

		4,736,622

Health Care — 12.29%
18,300	Amedisys, Inc.*	888,648
14,900	Emergency Medical Services Corp., Class A*	806,835
29,100	Invacare Corp.	725,754

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
11,700	Kinetic Concepts, Inc.*	$440,505
21,600	Meridian Bioscience, Inc.	465,480
58,475	PSS World Medical, Inc.*	1,319,781
23,700	West Pharmaceutical Services, Inc.	929,040

		5,576,043

Industrials — 21.36%
78,600	ACCO Brands Corp.*	572,208
14,700	Atlas Air Worldwide Holdings, Inc.*	547,575
34,600	AZZ, Inc.*	1,131,420
202,500	C&D Technologies, Inc.*	313,875
15,700	Chart Industries, Inc.*	259,835
59,700	Columbus McKinnon Corp.*	815,502
21,100	Forward Air Corp.	528,555
31,600	Gardner Denver, Inc.	1,344,580
23,600	II-VI, Inc.*	750,480
43,600	Insteel Industries, Inc.	566,800
85,500	Interface, Inc., Class A	710,505
13,900	LB Foster Co., Class A*	414,359
12,000	Old Dominion Freight Line, Inc.*	368,400
13,078	Powell Industries, Inc.*	412,349
9,200	Sun Hydraulics Corp.	241,500
17,600	Wabtec Corp.	718,784

		9,696,727

Information Technology — 18.91%
38,600	ADC Telecommunications, Inc.*	239,706
58,500	Aspen Technology, Inc.*	573,300
24,500	Comtech Telecommunications Corp.*	858,725
129,724	DivX, Inc.*	731,643
36,300	EMS Technologies, Inc.*	526,350
71,100	NIC, Inc.	649,854
54,000	Skyworks Solutions, Inc.*	766,260
128,742	Sonic Solutions, Inc.*	1,523,018
101,200	Spectrum Control, Inc.*	958,364
21,100	STEC, Inc.*	344,774
26,700	Tyler Technologies, Inc.*	531,597
65,900	Xyratex Ltd.*	877,129

		8,580,720

Materials — 5.07%
2,625	Arch Chemicals, Inc.	81,060
59,900	Intertape Polymer Group, Inc.*	170,260
25,500	Koppers Holdings, Inc.	776,220

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
20,500	Rockwood Holdings, Inc.*	$482,980
41,900	Universal Stainless & Alloy*	790,234

		2,300,754

Telecommunication Services — 1.45%
79,500	Premiere Global Services, Inc.*	655,875

Utilities — 2.21%
11,900	Energen Corp.	556,920
13,900	Unisource Energy Corp.	447,441

		1,004,361

Total Common Stocks		42,645,641

(Cost $34,525,535)
Investment Company — 8.63%
3,917,625	Wells Fargo Prime Investment Money Market Fund	3,917,625

Total Investment Company		3,917,625

(Cost $3,917,625)
Total Investments		$46,563,266
(Cost $38,443,160)(a) — 102.59%
Liabilities in excess of other assets — (2.59)%		(1,177,241)

NET ASSETS — 100.00%		$45,386,025

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 97.90%
Consumer Discretionary — 20.46%
96,000	Adams Golf, Inc.*	$286,080
2,800	Allen Organ Co.(a)(b)	0
29,800	Ambassadors International, Inc.*	17,603
27,500	America’s Car-Mart, Inc.*	724,075
53,000	Arctic Cat, Inc.*	485,480
50,000	Asbury Automotive Group, Inc.*	576,500
86,000	Audiovox Corp., Class A*	609,740
90,000	Bakers Footwear Group, Inc.*	66,591
69,000	Benihana, Inc., Class A*	261,510
69,000	Bluegreen Corp.*	166,980
35,000	Bon-Ton Stores, Inc. (The)	343,350
46,000	Books-A-Million, Inc.	309,120
15,127	Bowl America, Inc., Class A	197,407
43,000	Brookfield Homes Corp.*	344,000
72,000	Build-A-Bear Workshop, Inc.*	352,080
44,000	Carriage Services, Inc.*	172,920
45,000	Cobra Electronics Corp.*	75,150
21,000	Core-Mark Holding Co., Inc.*	692,160
99,000	Craftmade International, Inc.*	183,150
32,000	CSS Industries, Inc.	622,080
42,000	Delta Apparel, Inc.*	447,720
56,000	Dixie Group, Inc.*	151,760
36,000	Dorman Products, Inc.*	563,760
17,500	Duckwall-ALCO Stores, Inc.*	269,150
84,000	Emmis Communications Corp., Class A*	96,600
31,000	Entercom Communications Corp., Class A*	219,170
62,000	Finish Line, Inc. (The), Class A	778,100
56,000	Flexsteel Industries	572,880
57,000	Fred’s, Inc., Class A	581,400
36,000	Gaiam, Inc., Class A*	276,840
85,000	Golfsmith International Holdings, Inc.*	191,250
22,000	Group 1 Automotive, Inc.*	623,700
26,000	Hampshire Group Ltd.*	103,740
89,000	Hastings Entertainment, Inc.*	396,940
27,000	Helen of Troy Ltd.*	660,420
31,000	Hooker Furniture Corp.	383,470
50,000	HOT Topic, Inc.*	318,000
135,000	Interstate Hotels & Resorts, Inc.*	297,000
65,000	Isle of Capri Casinos, Inc.*	486,200
15,000	J Alexander’s Corp.*	59,850
52,000	Jakks Pacific, Inc.*	630,240
29,000	Johnson Outdoors, Inc., Class A*	283,330
11,000	Jos. A. Bank Clothiers, Inc.*	464,090
82,000	Journal Communications, Inc., Class A	318,980
58,310	Lakeland Industries, Inc.*	466,480

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
22,000	Landry’s Restaurants, Inc.*	$468,380
95,270	Lazare Kaplan International, Inc.*(b)	238,175
70,000	La-Z-Boy, Inc.*	667,100
48,000	Lee Enterprises, Inc.*	166,560
31,000	Lifetime Brands, Inc.*	221,650
25,000	Lithia Motors, Inc., Class A*	205,500
91,000	Luby’s, Inc.*	334,880
36,000	Mac-Gray Corp.*	370,800
28,000	Marcus Corp.	358,960
43,000	MarineMax, Inc.*	395,170
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	445,440
7,500	McRae Industries, Inc., Class A	84,300
26,000	Media General, Inc., Class A*	203,840
31,000	Meritage Homes Corp.*	599,230
21,300	Mestek, Inc.*	159,750
39,000	Modine Manufacturing Co.*	461,760
82,000	Morton’s Restaurant Group, Inc.*	238,620
59,400	Movado Group, Inc.	577,368
18,300	Nobel Learning Communities, Inc.*	138,897
10,300	Nobility Homes, Inc.*	107,635
32,000	O’Charleys, Inc.*	209,600
41,000	Orleans Homebuilders, Inc.*	66,830
19,000	Oxford Industries, Inc.	392,920
46,350	Perry Ellis International, Inc.*	698,031
135,000	Point.360*	160,650
90,600	Radio One, Inc., Class D*	262,740
34,000	RC2 Corp.*	501,500
56,000	Red Lion Hotels Corp.*	276,640
37,550	Rex Stores Corp.*	527,953
40,000	Rocky Brands, Inc.*	300,000
85,000	Ruby Tuesday, Inc.*	612,000
20,000	Saga Communications, Inc., Class A*	251,000
45,150	Salem Communications Corp., Class A*	270,449
90,000	Shiloh Industries, Inc.*	477,000
49,000	Stage Stores, Inc.	605,640
75,000	Standard Motor Products, Inc.*	639,000
54,000	Stein Mart, Inc.*	575,640
26,000	Steinway Musical Instruments*	413,660
103,000	Stewart Enterprises, Inc., Class A	530,450
56,000	Stoneridge, Inc.*	504,560
17,000	Strattec Security Corp.*	314,500
30,000	Superior Industries International, Inc.	459,000
43,000	Syms Corp.*	310,890
55,000	Systemax, Inc.*	864,050
150,000	Trans World Entertainment Corp.*	226,500
50,000	Tuesday Morning Corp.*	129,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
22,000	Walking Co. Holdings, Inc. (The)*	$3,080
13,400	Weyco Group, Inc.	316,776

		33,471,120

Consumer Staples — 3.67%
19,600	Andersons, Inc. (The)	506,072
80,000	Central Garden and Pet Co.*	856,000
36,000	Chiquita Brands International, Inc.*	649,440
59,000	Elizabeth Arden, Inc.*	851,960
52,000	Ingles Markets, Inc., Class A	786,760
143,000	ML Macadamia Orchards LP*	323,180
10,000	Nash Finch Co.	370,900
69,000	Omega Protein Corp.*	300,840
54,000	Prestige Brands Holdings, Inc.*	424,440
22,000	Spartan Stores, Inc.	314,380
91,000	Tasty Baking Co.	612,430

		5,996,402

Energy — 3.92%
119,000	Aventine Renewable Energy Holdings, Inc.*	44,030
44,000	Bronco Drilling Co., Inc.*	223,080
36,000	Calumet Specialty Products Partners LP	659,880
31,000	Constellation Energy Partners LLC	118,730
16,650	Enbridge Energy Management LLC*	884,448
19,000	EV Energy Partner LP	574,370
98,000	Harvest Natural Resources, Inc.*	518,420
47,000	Knightsbridge Tankers Ltd.	623,220
15,000	Lufkin Industries, Inc.	1,098,000
106,000	Newpark Resources, Inc.*	448,380
14,600	PHI, Inc.*	301,490
20,000	PHI, Inc., Non voting*	414,000
110,300	Trico Marine Services, Inc.*	500,762
78,570	VeraSun Energy Corp.*	165

		6,408,975

Financials — 19.66%
70,000	21st Century Holding Co.	282,100
40,000	Affirmative Insurance Holdings, Inc.*	163,200
100,000	American Equity Investment Life Holding Co.	744,000
75,000	American Independence Corp.*	341,250
19,000	American Safety Insurance Holdings Ltd.*	274,550
68,339	Ameris Bancorp	489,304
92,000	Asta Funding, Inc.	652,280
21,000	Baldwin & Lyons, Inc., Class B	516,810
14,500	Bancinsurance Corp.	86,130
70,600	Bancorp, Inc.*	484,316
65,600	Banner Corp.	175,808

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
100,000	Beverly Hills Bancorp, Inc.*	$1,300
50,000	California First National Bancorp	653,000
21,000	Camco Financial Corp.	39,900
5,200	Capital Southwest Corp.	409,760
38,000	Capitol Bancorp Ltd.	74,480
44,000	Central Pacific Financial Corp.*	57,640
25,000	Citizens South Banking Corp.	114,750
48,150	Citizens, Inc.*	314,420
133,000	Consumer Portfolio Services*	151,620
51,037	Crawford & Co., Class B*	201,086
46,777	Donegal Group, Inc., Class A	726,915
12,444	Donegal Group, Inc., Class B	209,059
75,040	Dynex Capital, Inc. REIT	655,099
31,000	EMC Insurance Group, Inc.	666,810
34,300	First Defiance Financial Corp.	387,247
11,000	First Financial Corp.	335,720
45,400	First Financial Holdings, Inc.	589,746
58,000	First Industrial Realty Trust, Inc. REIT*	303,340
54,000	First Merchants Corp.	320,760
47,200	First Pactrust Bancorp, Inc.	247,800
38,000	First Place Financial Corp.	105,260
42,000	First State Bancorp*	16,716
25,000	Firstcity Financial Corp.*	187,000
66,000	Flagstar Bancorp, Inc.*	39,600
60,660	FNB Corp.	411,881
45,000	FNB United Corp.	56,250
18,000	FPIC Insurance Group, Inc.*	695,160
62,000	Franklin Bank Corp.*(b)	310
109,000	Fremont General Corp.*	68,670
2,250	FRMO Corp.*	3,938
45,000	Gladstone Investment Corp.	205,200
50,400	Green Bankshares, Inc.	178,920
108,000	Guaranty Bancorp*	142,560
36,850	Hampton Roads Bankshares, Inc.	63,750
36,180	Harleysville National Corp.	232,999
63,528	Hercules Technology Growth Capital, Inc.	660,056
38,000	HF Financial Corp.	357,200
36,000	Independence Holding Co.	208,800
13,000	Indiana Community Bancorp	100,100
13,000	Infinity Property & Casualty Corp.	528,320
31,000	Intervest Bancshares Corp., Class A*	101,680
8,300	Investors Title Co.	258,130
24,000	Jefferson Bancshares, Inc.	107,760
17,000	Kansas City Life Insurance Co.	505,750
56,930	LaBranche & Co., Inc.*	161,681
11,000	LSB Corp.	107,250
53,000	Marlin Business Services Corp.*	420,290
21,353	Mass Financial Corp., Class A*	198,583

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
108,000	MCG Capital Corp.*	$466,560
118,750	Meadowbrook Insurance Group, Inc.	878,750
62,000	Medallion Financial Corp.	506,540
43,000	Mercer Insurance Group, Inc.	781,310
136,000	MicroFinancial, Inc.	420,240
52,100	MutualFirst Financial, Inc.	301,138
5,300	National Security Group, Inc.	58,830
5,300	National Western Life Insurance Co., Class A	920,186
17,400	Navigators Group, Inc.*	819,714
43,000	NGP Capital Resources Co.	349,590
44,000	Nicholas Financial, Inc.*	303,160
16,000	NYMAGIC, Inc.	265,440
67,400	Old Second Bancorp, Inc.	464,386
18,000	Pacific Mercantile Bancorp*	54,720
19,000	Parkway Properties, Inc. REIT	395,580
29,000	Peoples Bancorp, Inc.	280,720
65,000	PMA Capital Corp., Class A*	409,500
37,900	PMC Commercial Trust REIT	284,250
40,000	Presidential Life Corp.	366,000
58,706	Prospect Capital Corp.	693,316
19,000	Provident Financial Holdings, Inc.	52,440
89,000	Reis, Inc.*	547,350
49,000	Resource America, Inc., Class A	197,960
17,000	Safety Insurance Group, Inc.	615,910
50,000	Sanders Morris Harris Group, Inc.	275,000
42,000	SeaBright Insurance Holdings, Inc.*	482,580
21,000	Simmons First National Corp., Class A	583,800
32,000	Southern Community Financial Corp.	73,920
52,300	Southwest Bancorp, Inc.	362,962
5,999	Stifel Financial Corp.*	355,381
75,600	Sun Bancorp, Inc.*	283,500
46,500	SWS Group, Inc.	562,650
54,000	TierOne Corp.*	37,800
27,440	Tower Group, Inc.	642,370
68,000	Unico American Corp.	701,760
99,716	United Community Financial Corp.*	144,588
19,000	United Western Bancorp, Inc.	52,440
29,000	Winthrop Realty Trust REIT	314,940
4,600	Ziegler Cos., Inc. (The)*	62,100

		32,163,395

Health Care — 6.42%
19,000	Air Methods Corp.*	638,780
54,000	Albany Molecular Research, Inc.*	490,320
128,000	Allied Healthcare International, Inc.*	372,480
61,000	Allion Healthcare, Inc.*	400,160
11,000	American Shared Hospital Services*	32,450

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
46,000	Angiodynamics, Inc.*	$739,680
77,000	BioScrip, Inc.*	643,720
47,000	Cantel Medical Corp.*	948,460
67,000	Cardiac Science Corp.*	149,410
26,000	Conmed Corp.*	592,800
46,000	Cross Country Healthcare, Inc.*	455,860
27,970	Hanger Orthopedic Group, Inc.*	386,825
82,000	HealthTronics, Inc.*	216,480
20,313	IntegraMed America, Inc.*	158,645
28,000	Invacare Corp.	698,320
7,100	Kewaunee Scientific Corp.	102,382
30,000	Lannett Co., Inc.*	177,300
31,000	Medcath Corp.*	245,210
19,000	Mediware Information Systems*	131,290
51,000	MedQuist, Inc.	341,190
56,800	National Dentex Corp.*	573,680
41,000	PharMerica Corp.*	651,080
22,000	RehabCare Group, Inc.*	669,460
62,000	Res-Care, Inc.*	694,400

		10,510,382

Industrials — 22.06%
50,839	Aceto Corp.	261,821
24,000	Alamo Group, Inc.	411,600
125,000	Allied Motion Technologies, Inc.*	313,750
34,000	Altra Holdings, Inc.*	419,900
13,000	Amrep Corp.*	178,100
32,000	ATC Technology Corp.*	763,200
34,000	Beacon Roofing Supply, Inc.*	544,000
27,800	Cascade Corp.	764,222
74,000	Celadon Group, Inc.*	802,900
97,525	Cenveo, Inc.*	853,344
2,800	Chicago Rivet & Machine Co.	39,900
23,400	CIRCOR International, Inc.	589,212
40,000	Compx International, Inc.	302,800
35,000	Consolidated Graphics, Inc.*	1,225,700
37,000	Cornell Cos., Inc.*	839,900
29,000	Ducommun, Inc.	542,590
63,000	Eagle Bulk Shipping, Inc.*	311,850
14,700	Eastern Co. (The)	197,421
11,880	Ecology and Environment, Inc., Class A	178,200
35,000	Encore Wire Corp.	737,450
49,000	Ennis, Inc.	822,710
20,000	EnPro Industries, Inc.*	528,200
39,000	Espey Manufacturing & Electronics Corp.	745,680
62,000	Excel Maritime Carriers Ltd.*	381,920
79,000	Frozen Food Express Industries	260,700

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
21,000	G&K Services, Inc., Class A	$527,730
55,000	Gibraltar Industries, Inc.*	865,150
47,000	Griffon Corp.*	574,340
25,750	Hardinge, Inc.	141,625
43,000	Herley Industries, Inc.*	597,270
30,000	ICT Group, Inc.*	489,900
31,000	Insituform Technologies, Inc., Class A*	704,320
30,350	International Shipholding Corp.	942,974
19,000	Jinpan International Ltd.	905,730
12,000	Key Technology, Inc.*	139,920
63,000	Kforce, Inc.*	787,500
69,000	KHD Humboldt Wedag International Ltd.*	939,090
55,000	Kimball International, Inc., Class B	468,600
37,000	Ladish Co., Inc.*	557,960
64,000	LECG Corp.*	191,360
38,000	LS Starrett Co., Class A	334,780
51,750	LSI Industries, Inc.	407,790
66,000	Lydall, Inc.*	343,860
58,000	Mair Holdings Escrow Shares(a)(b)	0
26,875	Marten Transport Ltd.*	482,406
72,000	Mesa Air Group, Inc.*	8,662
36,117	Met-Pro Corp.	383,562
59,000	Miller Industries, Inc.*	669,650
63,000	NN, Inc.*	249,480
18,800	Northwest Pipe Co.*	504,968
106,000	On Assignment, Inc.*	757,900
78,600	PAM Transportation Services, Inc.*	811,938
62,000	Paragon Shipping, Inc., Class A	282,100
43,160	Patrick Industries, Inc.*	104,879
99,000	RCM Technologies, Inc.*	245,520
36,100	Robbins & Myers, Inc.	849,072
55,500	Rush Enterprises, Inc., Class A*	659,895
21,000	School Specialty, Inc.*	491,190
13,800	SL Industries, Inc.*	115,644
78,000	Spherion Corp.*	438,360
32,000	Standex International Corp.	642,880
41,000	Superior Uniform Group, Inc.	399,750
68,115	Supreme Industries, Inc., Class A*	134,868
34,000	Tredegar Corp.	537,880
11,000	Trex Co., Inc.*	215,600
21,000	United Capital Corp.*	500,220
17,000	Universal Forest Products, Inc.	625,770
28,000	USA Truck, Inc.*	350,560
38,000	Vitran Corp., Inc.*	413,060
58,200	Volt Information Sciences, Inc.*	582,000
102,000	WCA Waste Corp.*	439,620

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
125,000	Willdan Group, Inc.*	$297,500
64,000	Willis Lease Finance Corp.*	960,000

		36,091,903

Information Technology — 12.55%
115,000	Acorn Energy, Inc.*	848,700
55,000	Actel Corp.*	653,400
41,000	Agilysys, Inc.	373,100
53,000	Anaren, Inc.*	797,650
83,300	Bell Microproducts, Inc.*	295,715
14,000	Black Box Corp.	396,760
77,000	Ciber, Inc.*	265,650
115,000	Comarco, Inc.*	310,500
23,000	Communications Systems, Inc.	286,120
25,582	DG FastChannel, Inc.*	714,505
75,000	Digi International, Inc.*	684,000
74,598	Dynamics Research Corp.*	791,485
85,000	Edgewater Technology, Inc.*	255,000
131,000	EF Johnson Technologies, Inc.*	145,410
46,000	Electro Rent Corp.	530,840
39,000	Electro Scientific Industries, Inc.*	421,980
39,400	ePlus, Inc.*	650,494
64,000	GSI Group, Inc.*	55,360
24,000	GTSI Corp.*	119,280
97,000	InfoGROUP, Inc.*	777,940
32,000	Infospace, Inc.*	274,240
57,000	Insight Enterprises, Inc.*	650,940
24,000	Integral Systems, Inc.*	207,840
110,375	Integrated Silicon Solution, Inc.*	623,619
48,000	Keynote Systems, Inc.	523,680
21,000	Magal Security Systems Ltd.*	77,280
35,000	Measurement Specialties, Inc.*	351,750
94,000	Methode Electronics, Inc.	815,920
50,000	Newport Corp.*	459,500
60,000	NU Horizons Electronics Corp.*	247,200
56	Open Text Corp.*	2,276
45,000	Oplink Communications, Inc.*	737,550
40,000	Opnet Technologies, Inc.	487,600
123,000	Optical Cable Corp.*	405,900
82,000	PC Connection, Inc.*	553,500
90,000	Perceptron, Inc.*	288,900
140,000	Performance Technologies, Inc.*	390,600
37,930	Photronics, Inc.*	168,788
28,000	Retalix Ltd.*	360,920
47,000	Richardson Electronics Ltd.	275,890
29,000	Rudolph Technologies, Inc.*	194,880
70,000	Sigmatron International, Inc.*	350,000
24,000	SYNNEX Corp.*	735,840

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
70,560	TechTeam Global, Inc.*	$536,962
21,000	Tessco Technologies, Inc.	338,940
30,000	Ulticom, Inc.	283,800
90,000	WebMediaBrands, Inc.*	81,000
97,000	White Electronic Designs Corp.*	452,990
100,000	WPCS International, Inc.*	283,000

		20,535,194

Materials — 4.99%
70,200	American Pacific Corp.*	544,050
37,000	Blue Earth Refineries, Inc.*	51,800
83,000	Buckeye Technologies, Inc.*	810,080
18,000	Friedman Industries	104,940
29,000	Hawkins, Inc.	633,070
50,000	Headwaters, Inc.*	326,000
63,000	Innospec, Inc.	635,670
110,400	North American Palladium Ltd.*	386,400
23,000	Olympic Steel, Inc.	749,340
38,000	Penford Corp.	330,220
65,000	PolyOne Corp.*	485,550
29,000	Schulman (A), Inc.	585,220
13,000	Schweitzer-Mauduit International, Inc.	914,550
45,000	Spartech Corp.	461,700
10,000	Stepan Co.	648,100
16,000	Universal Stainless & Alloy*	301,760
88,610	US Concrete, Inc.*	80,635
3,200	Vulcan International Corp.	113,600

		8,162,685

Telecommunication Services — 0.63%
41,000	SureWest Communications*	408,360
30,000	USA Mobility, Inc.	330,300
26,000	Windstream Corp.	285,740

		1,024,400

Utilities — 3.54%
9,000	American States Water Co.	318,690
4,054	California Water Service Group	149,268
29,000	Central Vermont Public Service Corp.	603,200
13,000	CH Energy Group, Inc.	552,760
21,990	Chesapeake Utilities Corp.	704,780
23,500	Connecticut Water Service, Inc.	582,095
9,000	Delta Natural Gas Co., Inc.	257,490
38,600	Empire District Electric Co. (The)	722,978
4,900	Maine & Maritimes Corp.	170,520
30,400	Middlesex Water Co.	535,952
6,500	RGC Resources, Inc.	192,075

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
15,800	SJW Corp.	$356,606
45,644	Southwest Water Co.	268,843
16,476	Unitil Corp.	378,618

		5,793,875

Total Common Stocks		160,158,331

(Cost $207,688,091)
Preferred Stock — 0.47%
2,867	Inverness Medical Innovations, Inc.*	$762,163

Total Preferred Stock		762,163

(Cost $479,471)
Exchange Traded Funds — 0.19%
4,700	iShares Russell Microcap Index Fund	$183,441
13,400	PowerShares Zacks Micro Cap Portfolio	131,320

Total Exchange Traded Funds		314,761

(Cost $283,465)
Warrants/Rights — 0.00%
99,000	Flagstar Bancorp Rights, Expire 1/25/10	$0

Total Warrants/Rights		0

(Cost $0)

Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	0
1,579	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.20%
1,958,354	Wells Fargo Prime Investment Money Market Fund	$1,958,354

Total Investment Company		1,958,354

(Cost $1,958,354)

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2009 (Unaudited)

Value
Total Investments	$163,193,609
(Cost $210,409,381)(c) — 99.76%
Other assets in excess of liabilities — 0.24%	400,652

NET ASSETS — 100.00%	$163,594,261

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2009 (Unaudited)

Shares		Value
Common Stocks — 97.92%
Consumer Discretionary — 9.48%
900	American Eagle Outfitters, Inc.	$15,282
500	Dress Barn, Inc.*	11,550
1,000	Foot Locker, Inc.	11,140
560	Kohl’s Corp.*	30,201
1,930	Service Corp. International	15,806
1,610	True Religion Apparel, Inc.*	29,769
370	VF Corp.	27,099

		140,847

Consumer Staples — 2.59%
840	BJ’s Wholesale Club, Inc.*	27,476
1,440	Sally Beauty Holdings, Inc.*	11,016

		38,492

Energy — 5.54%
180	Cameron International Corp.*	7,524
1,050	Dresser-Rand Group, Inc.*	33,190
1,610	Forest Oil Corp.*	35,823
120	Pioneer Natural Resources Co.	5,780

		82,317

Financials — 20.15%
860	Ameriprise Financial, Inc.	33,385
120	Annaly Capital Management, Inc., REIT	2,082
1,860	Apollo Investment Corp.	17,726
3,040	Ares Capital Corp.	37,848
2,120	First Horizon National Corp.*	28,408
1,320	HCC Insurance Holdings, Inc.	36,920
4,140	KKR Financial Holdings LLC	24,012
3,450	MFA Financial Inc., REIT	25,358
530	New York Community Bancorp, Inc.	7,690
470	ProAssurance Corp.*	25,244
940	Reinsurance Group of America, Inc.	44,791
330	WR Berkley Corp.	8,131
600	Zions Bancorporation	7,698

		299,293

Health Care — 11.97%
590	Amedisys, Inc.*	28,650
1,720	AmerisourceBergen Corp.	44,840
580	Catalyst Health Solutions, Inc.*	21,153
370	DaVita, Inc.*	21,734
470	Forest Laboratories, Inc.*	15,092
790	Mylan, Inc.*	14,560
1,310	Omnicare, Inc.	31,689

		177,718

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
Industrials — 14.58%
470	Actuant Corp., Class A	$8,709
320	Alliant Techsystems, Inc.*	28,246
120	Con-Way, Inc.	4,189
640	Fluor Corp.	28,826
530	FTI Consulting, Inc.*	24,995
570	Gardner Denver, Inc.	24,254
240	Harsco Corp.	7,735
380	JB Hunt Transport Services, Inc.	12,263
200	Kaydon Corp.	7,152
300	Navistar International Corp.*	11,595
1,100	Republic Services, Inc.	31,141
140	SPX Corp.	7,658
290	Teledyne Technologies, Inc.*	11,124
90	WW Grainger, Inc.	8,715

		216,602

Information Technology — 14.60%
240	Agilent Technologies, Inc.*	7,457
910	CACI International, Inc., Class A*	44,454
1,000	CommScope, Inc.*	26,530
1,580	Comtech Telecommunications Corp.*	55,379
1,480	Fairchild Semiconductor International, Inc.*	14,785
1,000	Harris Corp.	47,550
1,460	Skyworks Solutions, Inc.*	20,717

		216,872

Insurance — 0.97%
200	Arch Capital Group Ltd.	14,310

Materials — 13.97%
310	Air Products & Chemicals, Inc.	25,129
530	Celanese Corp., Class A	17,013
1,810	Crown Holdings, Inc.*	46,300
530	Cytec Industries, Inc.	19,303
640	FMC Corp.	35,686
650	Owens-Illinois, Inc.*	21,365
1,770	Pactiv Corp.*	42,728

		207,524

Telecommunication Services — 0.53%
710	Windstream Corp.	7,803

Utilities — 3.54%
320	EQT Corp.	14,054
730	NRG Energy, Inc.*	17,235
660	Unisource Energy Corp.	21,246

		52,535

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2009 (Unaudited)

Shares		Value
Total Common Stocks		$1,454,313

(Cost $1,468,903)
Investment Company — 100.99%
750,000	JPMorgan Prime Money Market Fund	750,000
750,000	Wells Fargo Prime Investment Money Market Fund	750,000

Total Investment Company		1,500,000

(Cost $1,500,000)
Total Investments		$2,954,313
(Cost $2,968,903)(a) — 198.91%
Liabilities in excess of other assets — (98.91)%		(1,469,047)

NET ASSETS — 100.00%		$1,485,266

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

December 31, 2009 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 0.79%
Asset Backed Auto Receivables — 0.79%
$37,697	BMW Vehicle Lease Trust, Series 2009-1, Class A1, 0.79%, 6/15/10	$37,697
34,000,000	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A1, 0.29%, 12/15/10	34,000,000
3,107,688	Honda Auto Receivables Owner Trust, Series 2009-2, Class A1, 1.32%, 5/17/10	3,107,688
35,370,212	Honda Auto Receivables Owner Trust, Series 2009-3, Class A1, 0.75%, 7/15/10	35,370,212
6,703,892	Nissan Auto Lease Trust, Series 2009-A, Class A1, 1.04%, 6/15/10	6,703,892
18,162,486	Nissan Auto Lease Trust, Series 2009-B, Class A1, 0.41%, 9/15/10	18,162,486
1,113,338	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A1, 1.76%, 4/15/10	1,113,338
683,953	World Omni Auto Receivables Trust, Series 2009-A, Class A1, 1.62%, 4/15/10	683,953
46,965,982	World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A1, 0.40%, 11/15/10	46,965,982

Total Asset Backed Securities		146,145,248

(Cost $146,145,248)
Commercial Paper — 21.67%
Banks - Australia & New Zealand — 4.73%
45,875,000	Australia & New Zealand Banking Group Ltd., 0.20%, 2/8/10(a)(b)	45,866,080
75,000,000	Australia & New Zealand Banking Group Ltd., 0.21%, 1/15/10(a)(b)	74,995,187
7,750,000	Australia & New Zealand Banking Group Ltd., 0.22%, 1/12/10(a)(b)	7,749,621
50,000,000	Australia & New Zealand Banking Group Ltd., 0.24%, 2/9/10(a)(b)	49,988,000
50,000,000	Australia & New Zealand Banking Group Ltd., 0.30%, 4/7/10(a)(b)	49,961,250
50,000,000	Australia & New Zealand Banking Group Ltd., 0.62%, 10/19/10(a)(b)	49,752,000
75,000,000	CBA Delaware Finance, Inc., 0.19%, 2/22/10(b)	74,980,604
100,000,000	CBA Delaware Finance, Inc., 0.20%, 1/28/10(b)	99,986,667
50,000,000	CBA Delaware Finance, Inc., 0.20%, 2/18/10(b)	49,987,500
75,000,000	CBA Delaware Finance, Inc., 0.22%, 2/8/10(b)	74,983,958
10,000,000	Westpac Banking Corp., 0.15%, 1/15/10(a)(b)	9,999,542
65,000,000	Westpac Banking Corp., 0.18%, 2/26/10(a)(b)	64,982,775
50,000,000	Westpac Banking Corp., 0.29%, 4/7/10(a)(b)	49,962,542
25,000,000	Westpac Banking Corp., 0.33%, 5/24/10(a)(b)	24,967,917
50,000,000	Westpac Banking Corp., 0.34%, 5/20/10(a)(b)	49,935,778

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$50,000,000	Westpac Banking Corp., 0.37%, 2/12/10(a)(b)	$49,979,958
50,000,000	Westpac Banking Corp., 0.80%, 7/2/10(a)(b)	49,801,111

		877,880,490

Banks - Canadian — 0.81%
50,000,000	Bank of Nova Scotia, 0.17%, 2/19/10(b)	49,989,139
50,000,000	Bank of Nova Scotia, 0.29%, 4/21/10(b)	49,956,902
50,000,000	Scotiabanc, Inc., 0.16%, 1/14/10(a)(b)	49,997,778

		149,943,819

Banks - Domestic — 0.54%
50,000,000	Rabobank USA Financial Corp., 0.22%, 3/16/10(b)	49,978,306
50,000,000	Rabobank USA Financial Corp., 0.28%, 5/17/10(b)	49,948,277

		99,926,583

Banks - Foreign — 1.62%
3,300,000	Nordea North America, Inc., 0.16%, 1/7/10(b)	3,299,956
185,000,000	Nordea North America, Inc., 0.16%, 1/8/10(b)	184,996,711
11,700,000	Nordea North America, Inc., 0.18%, 2/2/10(b)	11,698,304
100,000,000	Nordea North America, Inc., 0.21%, 1/15/10(b)	99,993,583

		299,988,554

Banks - United Kingdom — 0.54%
100,000,000	Abbey National Treasury, 0.16%, 1/15/10(b)	100,000,000

Chemicals — 0.54%
100,000,000	BASF AG, 1.26%, 1/8/10(a)(b)	99,986,111

Consumer Discretionary — 1.00%
85,000,000	Johnson & Johnson, 0.22%, 7/12/10(a)(b)	84,901,825
100,000,000	Johnson & Johnson, 0.22%, 7/19/10(a)(b)	99,880,222

		184,782,047

Consumer Staples — 0.69%
50,000,000	Campbell Soup Co., 0.70%, 7/27/10(a)(b)	49,801,667
42,450,000	The Coca Cola Co., 0.75%, 5/28/10(a)(b)	42,322,650
10,000,000	The Coca-Cola Co., 0.22%, 5/28/10(a)(b)	9,991,200
27,000,000	Nestle Finance International, 0.12%, 1/22/10(b)	26,998,380

		129,113,897

Energy — 0.37%
6,000,000	FPL Fuels, Inc., 0.17%, 2/5/10(b)	5,999,093
22,268,000	FPL Group Capital, Inc., 0.13%, 1/22/10(a)(b)	22,266,553
40,000,000	FPL Group Capital, Inc., 0.15%, 1/28/10(a)(b)	39,996,000

		68,261,646

Finance - Diversified Domestic — 4.33%
48,800,000	American Honda Finance Corp., 0.14%, 1/7/10(b)	48,799,431
80,000,000	American Honda Finance Corp., 0.16%, 1/22/10(b)	79,993,600
100,000,000	Bank of America Corp., 0.20%, 3/23/10(b)	99,956,667

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$25,000,000	General Electric Capital Corp., 0.21%, 4/26/10(b)	$24,983,667
30,000,000	KFW, 0.15%, 2/19/10(a)(b)	29,994,250
50,000,000	KFW, 0.19%, 1/27/10(a)(b)	49,994,090
43,475,000	KFW, 0.20%, 1/13/10(a)(b)	43,472,826
25,000,000	KFW, 0.20%, 1/14/10(a)(b)	24,998,611
50,000,000	KFW, 0.20%, 2/5/10(a)(b)	49,991,111
50,000,000	Reckitt Benckiser, 0.15%, 1/26/10(a)(b)	49,995,417
100,000,000	Toyota Motor Credit Corp., 0.15%, 1/22/10(b)	99,992,500
100,000,000	Toyota Motor Credit Corp., 0.17%, 1/6/10(b)	99,999,055
100,000,000	Toyota Motor Credit Corp., 0.17%, 1/7/10(b)	99,998,583

		802,169,808

Health Care — 2.03%
25,000,000	Dean Health Systems, Inc., 0.23%, 1/13/10(b)	24,998,563
124,100,000	GlaxoSmithKline Financial Plc, 0.12%, 1/27/10(a)(b)	124,090,486
100,000,000	Pfizer, Inc., 0.55%, 2/8/10(a)(b)	99,946,528
100,000,000	Pfizer, Inc., 0.80%, 7/7/10(a)(b)	99,591,111
27,869,000	Society of New York Hospital Fund, 0.50%, 1/15/10(b)	27,864,742

		376,491,430

Insurance — 1.55%
12,500,000	Mass Mutual Life, 0.22%, 1/7/10(a)(b)	12,499,771
12,500,000	Mass Mutual Life, 0.22%, 1/8/10(a)(b)	12,499,694
26,008,000	Metlife Short Term Funding LLC, 0.11%, 1/22/10(b)	26,006,570
35,000,000	Metlife Short Term Funding LLC, 0.17%, 1/19/10(a)(b)	34,997,521
15,000,000	Metlife Short Term Funding LLC, 0.20%, 1/13/10(a)(b)	14,999,250
50,000,000	Metlife Short Term Funding LLC, 0.30%, 2/1/10(a)(b)	49,988,333
50,000,000	New York Life Capital Corp., 0.14%, 1/11/10(a)(b)	49,998,639
33,227,000	New York Life Capital Corp., 0.15%, 1/19/10(a)(b)	33,224,923
53,000,000	New York Life Capital Corp., 0.16%, 1/11/10(a)(b)	52,998,351

		287,213,052

Manufacturing — 0.27%
50,000,000	Honeywell International, 0.70%, 6/30/10(a)(b)	49,827,917

Utilities — 2.65%
50,000,000	E. ON AG, 0.26%, 2/11/10(a)(b)	49,986,278
75,000,000	E. ON AG, 0.26%, 2/12/10(a)(b)	74,978,875
66,900,000	E. ON AG, 0.31%, 1/13/10(a)(b)	66,894,815
40,000,000	GDF Suez, 0.18%, 1/5/10(a)(b)	39,999,800
15,000,000	GDF Suez, 0.19%, 1/7/10(a)(b)	14,999,763
25,000,000	GDF Suez, 0.19%, 1/11/10(a)(b)	24,999,076
100,000,000	GDF Suez, 0.19%, 1/12/10(a)(b)	99,995,778
50,000,000	GDF Suez, 0.19%, 1/28/10(a)(b)	49,993,667
45,000,000	GDF Suez, 0.19%, 2/4/10(a)(b)	44,992,637

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$25,000,000	GDF Suez, 0.20%, 1/22/10(a)(b)	$24,997,500

		491,838,189

Total Commercial Paper		4,017,423,543

(Cost $4,017,423,543)
Certificates of Deposit — 9.00%
Banks - Canadian — 3.34%
70,000,000	Bank of Montreal Chicago, 0.17%, 1/15/10	70,000,000
100,000,000	Bank of Montreal Chicago, 0.17%, 2/2/10	100,000,000
100,000,000	Bank of Montreal Chicago, 0.18%, 2/16/10	100,000,000
30,000,000	Bank of Montreal Chicago, 0.21%, 3/23/10	30,000,000
100,000,000	Bank of Nova Scotia, 0.29%, 4/6/10	100,000,000
50,000,000	Bank of Nova Scotia, 0.52%, 11/10/10	50,000,000
170,000,000	Toronto Dominion Bank NY, 0.33%, 4/21/10	170,015,120

		620,015,120

Banks - Domestic — 3.78%
50,000,000	Bank of America, 0.16%, 2/8/10	50,022,823
100,000,000	Barclays NY, 0.21%, 1/14/10	100,000,000
300,000,000	Citigroup Global, 0.09%, 1/4/10	300,000,000
150,000,000	US Bank NA, 0.20%, 1/8/10	150,000,000
100,000,000	US Bank NA, 0.82%, 6/8/10	100,000,000

		700,022,823

Banks - Foreign — 0.81%
100,000,000	Rabobank Nederland NV, 0.19%, 3/22/10	100,000,000
50,000,000	Rabobank Nederland NY, 0.52%, 9/20/10	50,000,000

		150,000,000

Finance - Diversified Domestic — 1.07%
197,800,000	Abbey National North America LLC, 0.16%, 1/5/10	197,799,121

Total Certificates of Deposit		1,667,837,064

(Cost $1,667,837,064)
Corporate Bonds — 10.47%
Banks - Domestic — 1.53%
44,374,000	US Bancorp., 0.28%, 5/28/10(c)	44,347,853
4,750,000	US Bancorp., 4.50%, 7/29/10	4,836,012
41,300,000	Wachovia Bank NA, 0.32%, 5/25/10(c)	40,961,325
38,870,000	Wachovia Bank NA, 1.17%, 5/14/10(c)	38,689,019
77,269,000	Wachovia Corp., 0.41%, 6/1/10(c)	76,904,565
13,732,000	Wachovia Corp., 4.38%, 6/1/10	13,874,941
7,100,000	Wells Fargo & Co., 0.31%, 3/23/10(c)	7,083,298
33,200,000	Wells Fargo & Co., 0.71%, 1/29/10(c)	33,184,664
23,426,000	Wells Fargo & Co., 4.63%, 8/9/10	23,992,278

		283,873,955

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Banks - Foreign — 0.27%
$50,000,000	Rabobank Nederland NV, 0.22%, 12/21/10(c)	$50,000,000

Consumer Discretionary — 0.02%
3,000,000	Lowe’s Cos., Inc., 8.25%, 6/1/10	3,093,390

Consumer Staples — 1.12%
50,000,000	Procter & Gamble International Funding SCA, 0.29%, 5/7/10(c)	50,000,000
106,000,000	Procter & Gamble International Funding SCA, 0.53%, 2/8/10(c)	106,000,000
50,000,000	Wal-Mart Stores, Inc. STEP, 5.32%, 6/1/10(c)	50,938,907

		206,938,907

Energy — 0.21%
38,177,000	ConocoPhillips, 8.75%, 5/25/10	39,347,724

Finance - Diversified Domestic — 3.97%
12,795,000	ETC Holdings LLC, 0.28%, 4/1/28(c)	12,795,000
3,810,000	GBG LLC, 0.38%, 9/1/27(a)(c)	3,810,000
104,598,000	General Electric Capital Corp., 0.28%, 3/12/10(c)	104,334,525
50,000,000	General Electric Capital Corp., 0.33%, 5/10/10(c)	49,971,919
109,000,000	General Electric Capital Corp., 0.35%, 1/20/10(c)	109,008,305
11,948,000	General Electric Capital Corp., Series A, 4.25%, 12/1/10	12,346,076
60,225,000	JPMorgan Chase & Co., 0.29%, 5/7/10(c)	60,027,178
31,079,000	JPMorgan Chase & Co., 0.32%, 5/7/10(c)	31,010,043
8,480,000	JPMorgan Chase & Co., 0.36%, 2/23/10(c)	8,475,444
62,740,000	JPMorgan Chase & Co., 0.39%, 5/18/10(c)	62,672,935
50,000,000	JPMorgan Chase & Co., 0.75%, 3/10/10(c)	49,973,708
29,646,000	JPMorgan Chase & Co., 0.78%, 1/22/10(c)	29,647,330
16,166,000	JPMorgan Chase & Co., 4.55%, 6/23/10	16,407,974
35,000,000	Mortgage Bankers Association of America, 0.25%, 5/1/38(c)	35,000,000
55,750,000	NGSP, Inc., 0.31%, 6/1/46(c)	55,750,000
12,420,000	Ring-Missouri LP, 0.28%, 9/1/18(c)	12,420,000
11,345,000	Schlitz Park Associates II LP, 0.28%, 12/1/21(c)	11,345,000
15,655,000	SF Tarns LLC, 0.28%, 1/1/28(c)	15,655,000
55,000,000	Twins Ballpark LLC, 1.00%, 10/1/34(a)(c)	55,000,000

		735,650,437

Finance - Diversified Foreign — 0.41%
75,000,000	Finance For Danish Industries, 0.65%, 9/29/10(a)	75,000,000

Health Care — 0.81%
38,960,000	GlaxoSmithKline Capital, Inc., 0.90%, 5/13/10(c)	39,070,383
11,790,000	The Portland Clinic LLP, 0.33%, 11/20/33(c)	11,790,000
100,000,000	Roche Holdings, Inc., 1.26%, 2/25/10(a)(c)	100,000,000

		150,860,383

Industrials — 0.62%
110,000,000	3M Co., 5.61%, 12/12/10(a)	115,369,004

Insurance — 1.32%
40,000,000	AARP, 0.28%, 5/1/31(c)	40,000,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$5,000,000	Berkshire Hathaway Finance Corp., 4.13%, 1/15/10	$5,005,500
200,000,000	Metropolitan Life Global Funding, Series I, 0.98%, 4/14/11(a)(c)	200,000,000

		245,005,500

Materials — 0.16%
30,000,000	Praxair, Inc., 0.35%, 5/26/10(c)	30,000,000

Telecommunication Services — 0.03%
5,000,000	BellSouth Capital Funding Corp, 7.75%, 2/15/10	5,042,496

Total Corporate Bonds		1,940,181,796

(Cost $1,940,181,796)
Municipal Bonds — 14.16%
Arizona — 0.05%
9,900,000	Yuma Industrial Development Authority Refunding Revenue, 0.21%, 8/1/43, (LOC: JP Morgan Chase Bank)(c)	9,900,000

California — 1.94%
24,250,000	California Pollution Control Revenue, 0.29%, 4/7/10	24,250,000
5,000,000	California Statewide Communities Development Authority Revenue, Series 2114, 0.30%, 9/1/46, Callable 3/1/12 @ 100(c)	5,000,000
41,360,000	City of Los Angeles Refunding Revenue, Sub Series F1, 0.27%, 6/1/28, (LOC: Bank of America NA)(c)	41,360,000
32,000,000	City of Oakland GO, Series B, 2.25%, 7/16/10	32,041,908
25,000,000	City of Riverside Refunding Revenue, Series A, 1.50%, 6/1/10	25,000,000
35,600,000	City of Whittier Refunding Revenue, Series A, 0.19%, 6/1/36, (LOC: US Bank NA)(c)	35,600,000
28,917,000	County of San Bernardino Refunding Program COP, Series B, 0.31%, 3/1/17, (LOC: Bank of America NA)(c)	28,917,000
18,700,000	Gilroy Public Facilities Financing Authority Refunding Revenue, 2.00%, 9/1/10	18,791,091
62,920,000	The Olympic Club Refunding Revenue, 0.28%, 9/30/32, (LOC: Bank of America NA)(c)	62,920,000
26,500,000	Orange County Refunding Revenue, Series B, 0.18%, 11/1/22, (LOC: Freddie Mac)(c)	26,500,000
8,410,000	San Francisco City & County Housing Authority Refunding Revenue, 0.25%, 9/1/49, (LOC: Citibank NA)(c)	8,410,000
50,200,000	Southern California Public Power Authority Refunding Revenue, 0.21%, 7/1/36, (LOC: Bank of America NA)(c)	50,200,000

		358,989,999

Georgia — 0.23%
41,160,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.24%, 6/1/28, (LOC: Wells Fargo Bank)(c)	41,160,000
1,800,000	Walton County Industrial Building Authority Revenue, 0.59%, 10/1/17, (LOC: Wells Fargo Bank)(c)	1,800,000

		42,960,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Illinois — 0.09%
$15,775,000	Illinois Finance Authority, Beloit Memorial Hospital, Inc. Revenue, Series A, 0.26%, 4/1/36, (LOC: JP Morgan Chase Bank)(c)	$15,775,000
1,000,000	Upper Illinois River Valley Development Authority Revenue, 3.90%, 1/1/38, (LOC: JP Morgan Chase)(c)	1,000,000

		16,775,000

Indiana — 0.42%
36,000,000	City of Whiting Indiana Revenue, 0.23%, 2/3/10	36,000,000
42,500,000	Indiana Finance Authority Refunding Revenue, Series D, 0.22%, 11/1/39, (LOC: Citibank NA)(c)	42,500,000

		78,500,000

Kentucky — 0.54%
4,395,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.30%, 7/1/33, (LOC: JP Morgan Chase Bank)(c)	4,395,000
94,000,000	Louisville & Jefferson County Metropolitan Sewer District Revenue, Series A, 3.00%, 8/19/10	95,010,194

		99,405,194

Louisiana — 0.19%
35,000,000	Louisiana Public Facilities Authority Revenue, Series A, 0.29%, 8/1/49, (Credit Support: Air Products & Chemicals)(c)	35,000,000

Maryland — 0.36%
58,016,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.22%, 1/1/29, (LOC: Bank of America NA)(c)	58,016,000
9,025,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.29%, 7/1/39, (LOC: PNC Bank NA)(c)	9,025,000

		67,041,000

Massachusetts — 0.88%
20,835,000	Massachusetts Educational Financing Authority Refunding Revenue, Series R-11649, 0.30%, 7/1/22, (Credit Support: Assured GTY), Callable 1/1/18 @ 100(a)(c)	20,835,000
43,800,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-2, 0.33%, 7/1/31, (LOC: Bank of America)(c)	43,800,000
27,415,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-4A, 0.33%, 7/1/39, (LOC: Bank of America)(c)	27,415,000
14,505,000	Massachusetts Health & Educational Facilities Authority Northeastern University Revenue, Series V, 0.28%, 10/1/30, (LOC: JP Morgan Chase Bank)(c)	14,505,000
55,900,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.22%, 10/1/34, (LOC: Bank of America NA)(c)	55,900,000

		162,455,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Michigan — 0.56%
$34,600,000	Michigan Municipal Bond Authority, Student Aid Notes Revenue, Series C-1, 3.00%, 8/20/10	$34,940,839
69,300,000	Michigan Strategic Fund Van Andel Research Refunding Revenue, 0.33%, 4/1/43, (LOC: Bank of America NA)(c)	69,300,000

		104,240,839

Minnesota — 0.67%
69,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series A, 0.26%, 8/15/32(c)	69,500,000
51,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series B, 0.26%, 8/15/32(c)	51,500,000
3,900,000	St. Paul Port Authority Refunding Revenue, Series 10-CC, 0.28%, 3/1/29, (LOC: Deutsche Bank AG)(c)	3,900,000

		124,900,000

Mississippi — 0.09%
15,935,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.28%, 10/1/31, (LOC: Bank of America NA)(c)	15,935,000

Nebraska — 0.05%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.30%, 10/1/42, (LOC: Citibank NA)(c)	10,000,000

New Jersey — 0.53%
44,725,000	City of Newark Refunding GO, 3.25%, 1/20/10	44,744,162
28,000,000	City of Newark School Promotion Refunding GO, Series D, 3.25%, 1/20/10	28,011,996
6,675,000	New Jersey Economic Development Authority Revenue, Series A, 0.28%, 9/1/21, (LOC: Wells Fargo Bank)(c)	6,675,000
18,225,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 0.28%, 7/1/37, (Credit Support: Assured GTY)(c)	18,225,000

		97,656,158

New York — 2.77%
27,300,000	City of New York Public Improvement GO, Series F-6, 0.24%, 2/15/18, (LOC: Morgan Guaranty Trust)(c)	27,300,000
29,000,000	City of New York Public Improvement GO, Sub-Series H-2, 0.20%, 3/1/34, (LOC: Bank of New York)(c)	29,000,000
20,085,000	City of New York Refunding GO, Sub-Series C-5, 0.20%, 8/1/20, (LOC: Bank of New York)(c)	20,085,000
7,945,000	Nassau County Industrial Development Agency Nursing Home Improvement Revenue, Series D, 0.20%, 1/1/28, (LOC: Bank of America)(c)	7,945,000
25,875,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.19%, 1/1/37, (LOC: Bank of America NA)(c)	25,875,000
23,820,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.19%, 7/1/37, (LOC: Bank of America NA)(c)	23,820,000
22,150,000	New York City Housing Development Corp. Multi Family Housing Revenue, East Harlem Series A, 0.31%, 6/1/13, (LOC: Bank of America, Federal Home Loan Bank)(c)	22,150,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$44,700,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.22%, 4/15/35, (Credit Support: Fannie Mae)(c)	$44,700,000
22,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series A, 0.33%, 11/1/48, (LOC: Bank of America NA)(c)	22,400,000
42,340,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.23%, 4/15/36, (Credit Support: Fannie Mae)(c)	42,340,000
8,950,000	New York City Housing Development Corp. Multi Family Housing Revenue, The Plaza Series A, 0.10%, 7/1/39, (LOC: Citibank NA)(c)	8,950,000
56,990,000	New York State Dormitory Authority Revenue, Series A, 0.22%, 11/15/36, (Credit Support: Fannie Mae)(c)	56,990,000
29,300,000	New York State Energy Research & Development Authority Refunding Revenue, Series D-2, 0.23%, 10/1/29, (LOC: JP Morgan Chase Bank)(c)	29,300,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.28%, 5/1/42, (LOC: Wells Fargo Bank)(c)	23,390,000
15,100,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series B, 0.28%, 11/1/36, (LOC: Bank of America NA)(c)	15,100,000
39,000,000	New York State Housing Finance Agency Multi Family Housing Worth St. Revenue, Series A, 0.20%, 5/15/33, (Credit Support: Fannie Mae)(c)	39,000,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.28%, 5/1/42, (LOC: Wells Fargo Bank)(c)	16,400,000
58,585,000	New York State Urban Development Corp. Public Improvement Revenue, 0.56%, 12/15/10	58,585,000

		513,330,000

North Carolina — 0.14%
26,665,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.33%, 6/1/18, (LOC: Bank of America NA)(c)	26,665,000

Ohio — 0.27%
6,000,000	City of Cuyahoga Falls Refunding GO, 2.13%, 8/19/10	6,021,121
10,670,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.35%, 6/15/30, (Credit Support: Fannie Mae)(c)	10,670,000
21,000,000	County of Lucas GO, 1.75%, 7/22/10	21,028,165
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.33%, 5/1/42, (LOC: US Bank NA)(c)	12,500,000

		50,219,286

Pennsylvania — 1.23%
51,200,000	Allegheny County Industrial Development Authority Children’s Hospital Revenue, Series A, 0.33%, 10/1/32, (LOC: Bank of America NA)(c)	51,200,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$26,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.25%, 10/1/28, (LOC: PNC Bank NA)(c)	$26,900,000
19,500,000	City of Philadelphia Refunding Revenue, Series C, 0.24%, 6/15/25, (LOC: TD Bank NA)(c)	19,500,000
21,015,000	City of Reading Refunding GO, Series D, 0.24%, 11/1/32, (LOC: Wachovia Bank NA)(c)	21,015,000
26,995,000	Lehigh County General Purpose Authority Refunding Revenue, Series B, 0.24%, 11/1/27, (Credit Support: Assured GTY)(c)	26,995,000
33,400,000	Pennsylvania Economic Development Financial Authority Revenue, 0.25%, 11/1/28, (LOC: Bank of America NA)(c)	33,400,000
30,000,000	Pennsylvania Higher Educational Facilties Authority Drexel University Revenue, Series B, 0.22%, 5/1/37, (LOC: Wells Fargo Bank)(c)	30,000,000
11,725,000	Westmoreland County Industrial Development Authority Cash Flow Management Revenue, Series A, 0.21%, 7/1/27, (LOC: Wells Fargo Bank)(c)	11,725,000
6,370,000	Westmoreland County Industrial Development Authority Refunding Revenue, Series B, 0.21%, 7/1/27, (LOC: Wells Fargo Bank)(c)	6,370,000

		227,105,000

Rhode Island — 0.12%
21,620,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, Series A, 0.22%, 8/15/34, (LOC: Bank of America NA)(c)	21,620,000

South Carolina — 0.16%
30,180,000	South Carolina Transportation Infrastructure Bank Refunding Revenue, Series B-1, 0.34%, 10/1/31, (LOC: Bank of America NA)(c)	30,180,000

South Dakota — 0.29%
15,700,000	South Dakota Housing Development Authority Revenue, Series C, 0.27%, 5/1/37, (Credit Support: Federal Home Loan Bank)(c)	15,700,000
25,000,000	South Dakota Housing Development Authority Revenue, Series G, 0.26%, 5/1/35, (Credit Support: Federal Home Loan Bank)(c)	25,000,000
13,200,000	South Dakota Housing Development Authority Revenue, Series I, 0.27%, 5/1/38, (Credit Support: Federal Home Loan Bank)(c)	13,200,000

		53,900,000

Tennessee — 0.06%
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.30%, 6/1/42, (LOC: Citibank NA)(c)	11,500,000

Texas — 0.81%
51,000,000	North Central Texas Health Facility Development Corp. Revenue, Series B, 0.25%, 8/15/30, (Credit Support: FSA)(c)	51,000,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$13,000,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, 0.23%, 8/1/28, (LOC: JP Morgan Chase Bank)(c)	$13,000,000
46,400,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, Series C, 0.23%, 10/1/36, (LOC: JP Morgan Chase Bank)(c)	46,400,000
6,845,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.28%, 12/1/25, (Credit Support: JP Morgan Chase)(c)	6,845,000
12,595,000	Texas State Veteran’s Housing Refunding GO, 0.28%, 6/1/31, (LOC: JP Morgan Chase & Co.)(c)	12,595,000
20,000,000	Texas State Veteran’s Housing Revenue, Series A-2, 0.25%, 12/1/29, (Credit Support: JP Morgan Chase)(c)	20,000,000

		149,840,000

Utah — 0.12%
8,780,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.29%, 6/1/31, (LOC: Wells Fargo Bank NA)(c)	8,780,000
12,805,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class I, 0.35%, 1/1/38, (Credit Support: Wells Fargo Bank)(c)	12,805,000

		21,585,000

Virginia — 0.85%
51,820,000	Montgomery County Industrial Development Authority Refunding Revenue, Series A, 0.23%, 2/1/39(c)	51,820,000
32,475,000	Montgomery County Industrial Development Authority Refunding Revenue, Series B, 0.28%, 2/1/39(c)	32,475,000
17,930,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.24%, 7/1/31, (LOC: Wachovia Bank NA)(c)	17,930,000
13,295,000	Stafford County & Staunton Industrial Development Authority Revenue, 0.28%, 1/13/10	13,295,000
26,515,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.22%, 12/1/25, (LOC: Bank of America NA)(c)	26,515,000
16,250,000	Virginia Small Business Financing Authority Hampton University Revenue, Series A, 0.19%, 12/1/38, (LOC: PNC Bank NA)(c)	16,250,000

		158,285,000

Washington — 0.12%
6,700,000	Port Seattle Industrial Development Corp. Crowley Marine Services Project Revenue, 0.30%, 12/31/21, (LOC: Citibank NA)(c)	6,700,000
15,000,000	Port Seattle Revenue, 0.30%, 1/14/10	15,000,000

		21,700,000

Wisconsin — 0.62%
50,000,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, 0.23%, 8/15/36, (LOC: JP Morgan Chase Bank)(c)	50,000,000

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$10,700,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, Series B-1, 0.25%, 2/15/30, (Credit Support: Assured GTY)(c)	$10,700,000
22,165,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series F, 0.28%, 5/1/30, (Credit Support: GO of Authority)(c)	22,165,000
32,550,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series F, 0.28%, 11/1/30, (Credit Support: GO of Authority)(c)	32,550,000

		115,415,000

Total Municipal Bonds		2,625,102,476

(Cost $2,625,102,476)
U.S. Government Agency Backed Mortgages — 2.47%
Fannie Mae — 2.06%
37,500,000	Pool #463785, 0.15%, 2/1/10(b)	37,495,771
105,318,000	Pool #463790, 0.15%, 2/1/10(b)	105,306,122
60,238,000	Pool #463791, 0.15%, 2/1/10(b)	60,231,207
69,432,000	Pool #463831, 0.37%, 8/2/10(b)	69,282,143
66,020,000	Pool #463890, 0.55%, 11/1/10(b)	65,716,400
19,537,000	Pool #464165, 0.18%, 4/1/10(b)	19,528,501
24,476,000	Pool #464242, 0.18%, 4/1/10(b)	24,465,353

		382,025,497

Freddie Mac — 0.41%
76,652,594	Series 3427, 0.38%, 3/15/10(c)	76,652,594

Total U.S. Government Agency Backed Mortgages		458,678,091

(Cost $458,678,091)
U.S. Government Agency Obligations — 23.92%
Fannie Mae — 9.28%
350,135,000	0.10%, 1/19/10(b)	350,120,411
69,205,000	0.17%, 7/13/10(c)	69,205,000
180,000,000	0.20%, 6/9/10(b)	179,844,000
200,000,000	0.22%, 2/12/10(c)	199,946,734
300,000,000	0.23%, 8/5/10(c)	299,979,259
60,000,000	0.41%, 10/1/10(b)	59,815,500
74,284,000	0.44%, 10/1/10(b)	74,038,863
116,955,000	0.44%, 12/1/10(b)	116,481,852
58,266,000	7.13%, 6/15/10	60,013,807
310,000,000	7.25%, 1/15/10	310,591,055

		1,720,036,481

Federal Farm Credit Bank — 1.08%
100,000,000	0.37%, 4/27/10(c)	99,996,874

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$100,000,000	0.39%, 6/2/10(c)	$100,000,000

		199,996,874

Federal Home Loan Bank — 8.73%
450,000,000	0.14%, 11/18/10(c)	449,980,005
182,000,000	0.25%, 5/28/10(c)	182,000,000
58,000,000	0.33%, 12/10/10	57,937,869
220,000,000	0.36%, 1/21/10(c)	220,000,000
50,000,000	0.56%, 6/18/10	50,042,101
100,000,000	0.75%, 2/26/10(c)	100,000,000
100,000,000	0.79%, 3/12/10(c)	99,996,280
122,500,000	0.93%, 3/25/10	122,486,538
10,555,000	1.12%, 6/30/10	10,593,238
21,280,000	2.75%, 6/18/10	21,508,703
198,685,000	3.00%, 6/11/10	200,933,199
77,990,000	4.25%, 6/11/10	79,299,808
22,380,000	5.25%, 6/11/10	22,852,513

		1,617,630,254

Freddie Mac — 4.83%
100,000,000	0.14%, 2/4/10(c)	100,000,000
200,000,000	0.24%, 8/24/10(c)	200,000,000
300,000,000	1.45%, 9/10/10	301,986,322
202,250,000	3.13%, 2/4/10	202,597,710
90,625,000	7.00%, 3/15/10	91,679,011

		896,263,043

Total U.S. Government Agency Obligations		4,433,926,652

(Cost $4,433,926,652)
U. S. Treasury Obligations — 0.63%
U. S. Treasury Notes — 0.63%
112,500,000	4.25%, 1/15/11	116,758,153

Total U.S. Treasury Obligations		116,758,153

(Cost $116,758,153)

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 7.01%
$200,000,000	Barclays Capital Inc. dated 11/12/09; due 1/11/10 at 0.13% with maturity value of $200,043,333 (fully collateralized by a Freddie Mac and Federal Farm Credit Bank securities with maturity dates ranging from 11/23/11 to 4/23/12 at rates ranging from 0.23% to 2.18% ).(d)	$200,000,000
250,000,000	BNP Paribas Securities Corp. dated 12/4/09; due 1/6/10 at 0.11% with maturity value of $250,025,208 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/17 to 11/1/39 at rates ranging from 4.00% to 7.00%).(d)	250,000,000
250,000,000	Deutsche Bank AG dated 12/4/09; due 1/5/10 at 0.09% with maturity value of $250,020,000 (fully collateralized by Freddie Mac securities with maturity dates ranging from 4/1/24 to 8/1/38 at rates ranging from 4.00% to 7.00%).(d)	250,000,000
300,000,000	Goldman Sachs & Co. dated 11/13/09; due 1/15/10 at 0.12% with maturity value of $300,063,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/20 to 12/1/39 at rates ranging from 4.00% to 6.00%).(d)	300,000,000
300,000,000	Goldman Sachs & Co. dated 11/18/09; due 1/12/10 at 0.12% with maturity value of $300,055,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/21 to 12/1/39 at rates ranging from 5.00% to 6.50%).(d)	300,000,000

Total Repurchase Agreements		1,300,000,000

(Cost $1,300,000,000)

Shares
Investment Companies — 5.40%
500,000,000	Wells Fargo Heritage Money Market Select Fund	$500,000,000
500,000,000	Wells Fargo Prime Investment Money Market Fund	500,000,000

Total Investment Companies		1,000,000,000

(Cost $1,000,000,000)
Total Investments		17,706,053,023
(Cost $17,706,053,023)(e) — 95.52%
Other assets in excess of liabilities — 4.48%		$830,261,418

NET ASSETS — 100.00%		$18,536,314,441

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

37

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2009 (Unaudited)

(d)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

COP – Certificate of Participation

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

STEP – Step Coupon Bond

See notes to schedules of portfolio investments.

38

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2009 (Unaudited)

Principal Amount		Value
FDIC - TLGP Backed Corporate Bonds — 0.93%
Banks - Domestic — 0.37%
$21,941,000	Bank of America, 1.70%, 12/23/10	$22,186,155

Finance - Diversified Domestic — 0.56%
6,990,000	Citigroup Funding, Inc., 0.38%, 7/30/10(a)	7,004,525
5,000,000	General Electric Capital Corp., 1.63%, 1/7/11	5,048,325
5,725,000	JPMorgan Chase & Co., 2.63%, 12/1/10	5,838,753
14,826,000	Morgan Stanley, 2.90%, 12/1/10	15,149,466

		33,041,069

Total FDIC-TLGP Backed Corporate Bonds		55,227,224

(Cost $55,227,224)
FHLB Backed Corporate Bonds — 0.31%
Finance - Diversified Domestic — 0.31%
14,655,000	GFRE Holdings LLC, 0.36%, 12/1/49(a)	14,655,000
4,175,000	Herman & Kittle Captial LLC, 0.30%, 2/1/37(a)	4,175,000

		18,830,000

Total FHLB Backed Corporate Bonds		18,830,000

(Cost $18,830,000)
U.S. Government Agency Backed Municipal Bonds — 16.61%
California — 1.01%
4,764,000	City of Los Angeles Multifamily Housing-Fountain Park Project Revenue, Series A, 0.18%, 3/15/34, (Credit Support: Fannie Mae)(a)	4,764,000
27,700,000	Orange County Apartment Development, Riverbend Apartments Refunding Revenue, Series B, 0.18%, 12/1/29, (Credit Support: Freddie Mac)(a)	27,700,000
17,140,000	Santa Rosa Housing Authority , Apple Creek Apartments Revenue , Series E, 0.19%, 3/1/12, (Credit Support: Freddie Mac)(a)	17,140,000
10,400,000	Simi Valley Lincoln Wood Ranch Refunding Revenue, 0.19%, 6/1/10, (Credit Support: Freddie Mac)(a)	10,400,000

		60,004,000

Colorado — 1.16%
7,000,000	Colorado Housing & Finance Authority Insured Mortgage Revenue, Series AA, 0.20%, 10/1/30, (Credit Support: Fannie Mae & Freddie Mac)(a)	7,000,000
22,000,000	Colorado Housing Finance Authority Taxable Revenue, Series 1-A1, 0.25%, 11/1/37, (Credit Support: Fannie Mae & Freddie Mac)(a)	22,000,000
14,000,000	Colorado Housing Finance Authority Taxable Revenue, Series 1-B1, 0.25%, 11/1/36, (Credit Support: Fannie Mae & Freddie Mac)(a)	14,000,000
14,000,000	Colorado Housing Finance Authority Taxable Revenue, Series 1-C1, 0.25%, 11/1/36, (Credit Support: Fannie Mae & Freddie Mac)(a)	14,000,000

39

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$12,000,000	Colorado Housing Finance Authority Taxable Revenue, Series B-1, 0.25%, 11/1/33, (Credit Support: Fannie Mae & Freddie Mac)(a)	$12,000,000

		69,000,000

Florida — 1.51%
22,840,000	Highlands County Health Facilities Authority Refunding Revenue, Series B, 0.26%, 11/15/26, (LOC: Federal Home Loan Bank)(a)	22,840,000
26,500,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.26%, 11/15/26, (LOC: Federal Home Loan Bank)(a)	26,500,000
27,500,000	Highlands County Health Facilities Authority Refunding Revenue, Series D, 0.26%, 11/15/26, (LOC: Federal Home Loan Bank)(a)	27,500,000
13,400,000	West Orange Healthcare District Refunding Revenue, 0.26%, 2/1/22, (LOC: Federal Home Loan Bank)(a)	13,400,000

		90,240,000

Indiana — 0.50%
29,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.20%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,700,000

Mississippi — 0.20%
12,000,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Resources LLC Refunding Revenue, 0.26%, 5/1/32, (LOC: Federal Home Loan Bank)(a)	12,000,000

New York — 9.93%
38,600,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.17%, 4/15/36, (Credit Support: Fannie Mae)(a)	38,600,000
23,100,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.17%, 10/15/41, (Credit Support: Fannie Mae)(a)	23,100,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.25%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
25,500,000	New York City Housing Development Corp. Lexington Courts Revenue, Series A, 0.25%, 12/1/39, (Credit Support: Freddie Mac)(a)	25,500,000
21,900,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.22%, 4/15/35, (Credit Support: Fannie Mae)(a)	21,900,000
36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.23%, 11/15/19, (Credit Support: Fannie Mae)(a)	36,770,000
39,000,000	New York City Housing Development Corp. West 61st. Street Apartments Revenue, Series A, 0.20%, 12/15/37, (Credit Support: Fannie Mae)(a)	39,000,000

40

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$16,000,000	New York Liberty Development Corp. World Trade Center Project, One Year Mandatory Tender Revenue, Series A, 0.50%, 12/1/49(a)	$16,000,000
62,500,000	New York State Dormitory Authority Revenue, Series A, 0.22%, 11/15/36, (Credit Support: Fannie Mae)(a)	62,500,000
8,150,000	New York State Housing Finance Agency 316 11th Ave. Refunding Revenue, Series A, 0.15%, 5/15/41, (Credit Support: Fannie Mae)(a)	8,150,000
27,000,000	New York State Housing Finance Agency 316 11th Ave. Revenue, Series A, 0.20%, 5/15/41, (Credit Support: Fannie Mae)(a)	27,000,000
8,200,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.23%, 5/15/33, (Credit Support: Fannie Mae)(a)	8,200,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.17%, 11/15/36, (Credit Support: Fannie Mae)(a)	41,750,000
60,100,000	New York State Housing Finance Agency Revenue, 0.32%, 5/15/35, (Credit Support: Fannie Mae)(a)	60,100,000
17,400,000	New York State Housing Finance Agency Revenue, Series A, 0.20%, 11/15/29, (Credit Support: Fannie Mae)(a)	17,400,000
43,785,000	New York State Housing Finance Agency Revenue, Series A, 0.20%, 5/1/35, (Credit Support: Freddie Mac)(a)	43,785,000
8,000,000	New York State Housing Finance Agency Revenue, Series B, 0.23%, 5/15/33, (Credit Support: Fannie Mae)(a)	8,000,000
50,000,000	New York State Housing Finance Agency, 125 West 31st. Revenue, Series A, 0.20%, 5/15/38, (Credit Support: Fannie Mae)(a)	50,000,000
10,400,000	New York State Housing Finance Agency, 360 West 43rd. st. Revenue, Series A, 0.20%, 11/15/33, (Credit Support: Fannie Mae)(a)	10,400,000
40,000,000	New York State Housing Finance Agency, Clinton Green South Revenue, Series A, 0.20%, 11/1/38, (Credit Support: Freddie Mac)(a)	40,000,000

		592,360,000

Pennsylvania — 1.19%
16,660,000	Pennsylvania Housing Finance Agency Single Family Mortgage Refunding Revenue, Series 84D, 0.25%, 10/1/34, (Credit Support: GO of Agency), (LOC: Freddie Mac)(a)	16,660,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83B, 0.24%, 4/1/35(a)	10,000,000
13,370,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 85B, 0.24%, 4/1/35, (Credit Support: GO of Agency)(a)	13,370,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87B, 0.22%, 4/1/35, (LOC: Fannie Mae)(a)	10,000,000
9,300,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87C, 0.22%, 10/1/35, (LOC: Fannie Mae)(a)	9,300,000
11,500,000	Pennsylvania Housing Finance Agency Single Family Refunding Revenue, Series 91B, 0.25%, 10/1/36, (Credit Support: GO of Agency), (LOC: Freddie Mac)(a)	11,500,000

		70,830,000

41

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Virginia — 0.29%
$17,500,000	Lynchburg Industrial Development Authority, Hospital Central Health Refunding Revenue , Series A, 0.26%, 1/1/28, (Credit Support: NATL-RE), (LOC: Federal Home Loan Bank)(a)	$17,500,000

Wyoming — 0.82%
12,000,000	Wyoming Community Development Authority Housing Revenue, Series 11, 0.38%, 12/1/38, (Credit Support: Fannie Mae, Freddie Mac)(a)	12,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 7, 0.38%, 6/1/37, (Credit Support: Fannie Mae, Freddie Mac)(a)	10,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 9, 0.38%, 6/1/37, (Credit Support: Fannie Mae, Freddie Mac)(a)	10,000,000
17,000,000	Wyoming Community Development Authority Single Family Mortgage Revenue,Series A, 0.20%, 12/1/32, (Credit Support: Fannie Mae, Freddie Mac)(a)	17,000,000

		49,000,000

Total U.S. Government Agency Backed Municipal Bonds		990,634,000

(Cost $990,634,000)
U.S. Government Agency Backed Mortgages — 7.69%
Fannie Mae — 6.77%
2,661,891	Pool #254808, 4.00%, 6/1/10	2,679,957
120,000,000	Pool #463786, 0.15%, 2/1/10(b)	119,986,467
5,000,000	Pool #463790, 0.15%, 2/1/10(b)	4,999,436
27,942,000	Pool #464241, 0.17%, 4/1/10(b)	27,930,520
68,177,000	Pool #464318, 0.17%, 4/1/10(b)	68,148,991
113,819,600	Pool #958545, 0.82%, 1/4/10(b)	113,819,600
66,020,000	Pool#463889, 0.38%, 8/2/10(b)	65,873,655

		403,438,626

Freddie Mac — 0.92%
2,466,943	Pool #M80792, 4.50%, 1/1/10	2,466,943
7,479,076	Pool #M80835, 3.50%, 7/1/10	7,538,940
45,089,761	Series 3427, 0.38%, 3/15/10(a)	45,089,761

		55,095,644

Total U.S. Government Agency Backed Mortgages		458,534,270

(Cost $458,534,270)
U.S. Government Agency Obligations — 44.06%
Fannie Mae — 11.09%
100,000,000	0.17%, 7/13/10(a)	100,000,000
62,500,000	0.20%, 6/9/10(b)	62,445,833
50,000,000	0.22%, 2/10/10(b)	49,988,694
100,000,000	0.22%, 2/12/10(a)	99,973,367
75,000,000	0.23%, 1/21/10(a)	75,000,000

42

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$53,572,400	0.41%, 10/1/10(b)	$53,407,665
38,985,000	0.44%, 12/1/10(b)	38,827,284
74,636,000	0.45%, 12/1/10(b)	74,330,625
57,977,000	2.50%, 4/9/10	58,182,485
43,550,000	4.13%, 5/15/10	44,112,642
5,000,000	7.25%, 1/15/10	5,009,482

		661,278,077

Federal Farm Credit Bank — 1.26%
75,000,000	0.07%, 5/28/10(a)	75,000,000

Federal Home Loan Bank — 28.70%
56,750,000	0.00%, 4/5/10(a)	56,730,057
72,000,000	0.00%, 4/9/10(a)	72,004,617
47,270,000	0.16%, 1/14/11(a)	47,270,000
125,000,000	0.24%, 2/19/10(a)	125,021,405
100,000,000	0.25%, 5/28/10(a)	100,000,000
130,000,000	0.28%, 1/14/10(a)	130,000,490
100,000,000	0.28%, 6/2/10(a)	100,000,000
25,000,000	0.31%, 6/1/10(a)	25,000,000
18,600,000	0.33%, 12/10/10	18,580,075
30,000,000	0.35%, 5/12/10(a)	30,000,000
100,000,000	0.36%, 1/21/10(a)	100,000,000
150,000,000	0.44%, 10/7/10	150,004,824
100,000,000	0.50%, 2/8/10	99,995,054
100,000,000	0.50%, 10/25/10	100,043,917
49,000,000	0.52%, 6/1/10	48,989,668
100,000,000	0.54%, 1/29/10	99,999,636
50,000,000	0.75%, 2/26/10(a)	50,000,000
150,000,000	0.79%, 3/12/10(a)	150,059,180
25,000,000	0.80%, 4/30/10	25,007,230
23,050,000	3.00%, 6/11/10	23,294,320
50,000,000	3.50%, 7/16/10	50,753,759
10,000,000	3.75%, 1/8/10	10,002,814
48,865,000	3.88%, 1/15/10	48,919,400
50,000,000	4.38%, 3/17/10	50,317,126

		1,711,993,572

Freddie Mac — 2.81%
50,000,000	0.08%, 11/10/10(a)	49,954,301
100,000,000	0.22%, 9/24/10(a)	99,985,628
17,650,000	2.88%, 6/28/10	17,870,482

		167,810,411

Overseas Private Investment Corp. — 0.20%
10,564,708	0.16%, 11/15/13(a)	10,564,708
1,400,000	0.16%, 3/15/15(a)	1,400,000

		11,964,708

43

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Total U.S. Government Agency Obligations		$2,628,046,768

(Cost $2,628,046,768)
U. S. Treasury Obligations — 1.52%
U. S. Treasury Notes — 1.52%
37,500,000	4.25%, 1/15/11	38,919,385
50,000,000	4.50%, 11/15/10	51,751,365

Total U.S. Treasury Obligations		90,670,750

(Cost $90,670,750)
Repurchase Agreements — 17.69%
100,000,000	Bank of America Securities LLC dated 12/31/09; due 1/4/10 at 0.01% with maturity value of $100,000,111 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/38 to 12/1/39 at rates ranging from 5.00% to 5.50%).	100,000,000
250,000,000	BNP Paribas Securities Corp. dated 12/4/09; due 1/6/10 at 0.11% with maturity value of $250,025,208 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/21 to 1/1/40 at rates ranging from 4.00% to 6.50%).	250,000,000
455,000,000	Deutsche Bank AG dated 12/31/09; due 1/4/10 at 0.01% with maturity value of $455,000,506 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/36 to 10/1/38 at rates ranging from 6.00% to 7.00%).	455,000,000
250,000,000	Deutsche Bank AG dated 12/4/09; due 1/5/10 at 0.09% with maturity value of $250,020,000 (fully collateralized by Freddie Mac securities with maturity dates ranging from 6/1/24 to 10/1/38 at rates ranging from 4.00% to 7.00%).	250,000,000

Total Repurchase Agreements		1,055,000,000

(Cost $1,055,000,000)

Shares
Investment Company — 4.95%
295,000,000	Wells Fargo Government Institutional Money Market Fund	$295,000,000

Total Investment Company		295,000,000

(Cost $295,000,000)

44

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Value
Total Investments	$5,591,943,012
(Cost $5,591,943,012)(c) — 93.76%
Other assets in excess of liabilities — 6.24%	372,265,661

NET ASSETS — 100.00%	$5,964,208,673

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC – Federal Deposit Insurance Corp.

FHLB – Federal Home Loan Bank

GO – General Obligation

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corp.

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

45

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

December 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 96.67%
Alabama — 0.77%
$10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.23%, 7/1/14, (Credit Support: BHAC-CR, FSA)(a)(b)	$10,890,000

Arizona — 1.54%
3,260,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.23%, 4/15/30, (Credit Support: Fannie Mae)(b)	3,260,000
5,300,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Revenue, 0.15%, 12/1/37, (LOC: US Bank NA)(b)	5,300,000
5,900,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.30%, 9/1/38, (LOC: PNC Bank NA)(b)	5,900,000
7,500,000	Tempe Industrial Development Authority Revenue, Series C, 0.23%, 12/1/27, (LOC: Sovereign Bank FSB)(b)	7,500,000

		21,960,000

California — 5.08%
4,500,000	California Communities Note Program Revenue, Series A7, 2.50%, 6/30/10	4,529,188
1,375,000	California Health Facilities Financing Authority Revenue, Series C, 0.22%, 7/1/20, (Credit Support: NATL-RE), (LOC: JP Morgan Chase Bank)(b)	1,375,000
11,000,000	City of Oakland GO, Series A, 2.50%, 7/16/10	11,098,254
12,495,000	Eclipse Funding Trust Tax Allocation, 0.26%, 2/1/15, (LOC: US Bank NA)(b)	12,495,000
5,000,000	Gilroy Public Facilities Financing Authority Refunding Revenue, 2.00%, 9/1/10	5,024,356
590,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.33%, 6/1/22, (LOC: Bank of America NA)(b)	590,000
6,000,000	Oakland Joint Powers Financing Authority Revenue, Series A, 0.23%, 7/1/33, (LOC: Citibank NA)(b)	6,000,000
15,500,000	Oxnard Financing Authority Revenue, 2.50%, 8/25/10	15,572,885
5,800,000	Padre Dam Municipal Water District COP, Series R-11792, 0.23%, 4/1/17, (Credit Support: Citibank)(a)(b)	5,800,000
3,200,000	Rocklin Unified School District GO, 3.00%, 9/15/10	3,232,891
2,500,000	State of California Floaters GO, Series 1707, 0.35%, 8/1/32, (Credit Support: FSA)(b)	2,500,000
4,000,000	State of California Pre-refunded GO, OID, 5.63%, 5/1/10, (Credit Support: AMBAC, TCRS-BNY)	4,107,023

		72,324,597

Colorado — 6.84%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.25%, 12/1/28, (LOC: US Bank NA)(b)	3,170,000
27,940,000	Colorado Educational & Cultural Facilities Authority Floaters Revenue, Series 1557, 0.20%, 3/1/35, (Credit Support: FGIC)(b)	27,940,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.32%, 4/1/24, (LOC: Wells Fargo Bank NA)(b)	1,250,000

46

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.26%, 2/15/28, (Credit Support: Fannie Mae)(b)	$3,000,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.25%, 12/1/28, (LOC: US Bank NA)(b)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.28%, 12/1/24, (LOC: US Bank NA)(b)	3,475,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.22%, 10/1/34, (LOC: Wells Fargo Bank NA)(b)	16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.22%, 11/15/34, (LOC: Wells Fargo Bank NA)(b)	20,840,000
5,200,000	Gateway Regional Metropolitan District Refunding GO, 0.32%, 12/1/37, (LOC: Wells Fargo Bank NA)(b)	5,200,000
2,580,000	Meridian Ranch Metropolitan District Refunding GO, 0.25%, 12/1/38, (LOC: US Bank NA)(b)	2,580,000
1,685,000	Parker Automotive Metropolitan District GO, 0.25%, 12/1/34, (LOC: US Bank NA)(b)	1,685,000
1,370,000	University of Colorado Hospital Authority Revenue, Series A, 0.34%, 11/15/33, (Credit Support: FSA)(b)	1,370,000
5,180,000	Water Valley Metropolitan District No. 2 GO, 0.32%, 12/1/24, (LOC: Wells Fargo Bank NA)(b)	5,180,000

		97,300,000

Connecticut — 0.23%
3,245,000	Northeast Tax-Exempt Bond Grantor Trust Revenue, 0.58%, 4/1/19, (LOC: PNC Bank NA)(b)	3,245,000

District Of Columbia — 1.71%
4,630,000	District of Columbia Children’s Defense Fund Revenue, 0.34%, 4/1/22, (LOC: Wachovia Bank NA)(b)	4,630,000
1,700,000	District of Columbia Internships and Academic Revenue, 0.24%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,700,000
4,600,000	District of Columbia Jesuit Conference Revenue, 0.21%, 10/1/37, (LOC: PNC Bank NA)(b)	4,600,000
3,980,000	District of Columbia Water & Sewer Authority Revenue, Putters Series 3022, 0.30%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000
9,360,000	District of Columbia Water & Sewer Authority Revenue, Series R-11623, 0.30%, 4/1/29, (Credit Support: Assured GTY), Callable 10/01/18 @ 100(a)(b)	9,360,000

		24,270,000

Florida — 4.74%
4,995,000	City of Tallahassee Revenue, Putters Series 2069Z, 0.30%, 4/1/15, (Credit Support: NATL-RE)(b)	4,995,000
2,635,000	Collier County Industrial Development Authority Revenue, 0.30%, 12/1/26, (LOC: Bank of America NA)(b)	2,635,000
15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.25%, 6/1/38, (LOC: Bank of America NA)(b)	15,000,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.27%, 11/1/32, (Credit Support: Freddie Mac)(b)	1,280,000

47

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$5,245,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3438Z, 0.30%, 4/1/27, (Credit Support: NATL-RE)(a)(b)	$5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3617, 0.35%, 10/1/25(a)(b)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.20%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
5,255,000	Miami-Dade County Industrial Development Authority Revenue, 0.27%, 9/1/29, (LOC: Bank of America NA)(b)	5,255,000
15,000,000	Miami-Dade County School Board Revenue, 1.50%, 1/28/10	15,008,624
8,915,000	Orange County Housing Finance Authority Refunding Revenue, 0.25%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,915,000

		67,393,624

Georgia — 3.36%
11,500,000	Camden County Public Service Authority Revenue, 0.25%, 12/1/32, (Credit Support: Assured GTY)(b)	11,500,000
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.26%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.25%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
7,490,000	Fulton County Development Authority Revenue, 0.25%, 4/1/34, (LOC: Bank of America NA)(b)	7,490,000
2,800,000	Gainesville & Hall County Development Authority Refunding Revenue, 0.25%, 4/1/27, (Credit Support: County GTY), (LOC: Bank of America NA)(b)	2,800,000
5,495,000	Lowndes County Board of Education GO, 4.25%, 2/1/10, (Credit Support: State Aid Withholding)	5,509,207
8,525,000	Marietta Housing Authority Refunding Revenue, 0.28%, 7/1/24, (Credit Support: Fannie Mae)(b)	8,525,000

		47,794,207

Hawaii — 0.07%
1,000,000	City & County of Honolulu Pre-Refunded GO, Series A, OID, 6.00%, 1/1/10	1,000,000

Idaho — 1.66%
23,680,000	Idaho Health Facilities Authority Revenue, 0.27%, 7/1/30, (Credit Support: FSA)(b)	23,680,000

Illinois — 5.59%
20,665,000	City of Chicago GO, Series R-11270, 0.25%, 7/1/15, (Credit Support: NATL-RE)(b)	20,665,000
2,700,000	City of Galesburg Revenue, 0.22%, 7/1/24, (LOC: Bank of America)(b)	2,700,000
11,500,000	City of Galesburg Revenue, 0.25%, 3/1/31, (LOC: Bank of America)(b)	11,500,000
4,100,000	Illinois Educational Facilities Authority Revenue, 0.28%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	4,100,000
1,480,000	Illinois Finance Authority Radiological Society Project Revenue, 0.27%, 6/1/17, (LOC: JP Morgan)(b)	1,480,000
4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.30%, 2/15/16, (Credit Support: Assured GTY)(b)	4,995,000

48

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.30%, 8/15/39, (Credit Support: Assured GTY)(a)(b)	$16,100,000
6,900,000	Illinois Finance Authority, Beloit Memorial Hospital, Inc. Revenue, Series A, 0.26%, 4/1/36, (LOC: JP Morgan Chase Bank)(b)	6,900,000
4,000,000	Illinois Health Facilities Authority Revenue, Series C, 0.27%, 1/1/16, (LOC: JP Morgan)(b)	4,000,000
1,175,000	Lake County Community Consolidated School District No 73-Hawthorn GO, Putters Series 329, 0.30%, 12/1/14, (Credit Support: FGIC)(a)(b)	1,175,000
2,780,000	Village of Channahon Revenue, Series A, 0.23%, 12/1/34, (LOC: US Bank NA)(b)	2,780,000
3,085,000	Village of Channahon Revenue, Series D, 0.23%, 12/1/32, (LOC: US Bank NA)(b)	3,085,000

		79,480,000

Indiana — 3.45%
23,445,000	Indiana Bond Bank Revenue, Series A, 2.00%, 1/5/10	23,445,571
7,500,000	Indiana Development Finance Authority Revenue, 0.20%, 11/1/35, (LOC: JP Morgan Chase Bank)(b)	7,500,000
4,500,000	Indiana Finance Authority Refunding Revenue, 0.25%, 3/1/36, (LOC: Branch Banking & Trust)(b)	4,500,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.25%, 7/1/28, (LOC: Bank of America NA)(b)	8,540,000
5,135,000	Vincennes University Revenue, Series F, 0.28%, 10/1/22, (LOC: JP Morgan)(b)	5,135,000

		49,120,571

Iowa — 2.66%
3,220,000	Iowa Finance Authority Revenue, 0.22%, 2/1/23, (LOC: Wells Fargo Bank NA)(b)	3,220,000
1,885,000	Iowa Finance Authority Revenue, 0.30%, 4/1/25, (LOC: Bank of America NA)(b)	1,885,000
8,680,000	Iowa Higher Education Loan Authority Revenue, 0.25%, 4/1/27, (LOC: Bank of America)(b)	8,680,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 0.32%, 5/1/20, (LOC: Wells Fargo Bank NA)(b)	7,870,000
14,000,000	Iowa State School Cash Anticipation Program Revenue, Series B, 3.00%, 1/21/10, (Credit Support: State Aid Withholding), (LOC: US Bank NA)	14,014,228
2,150,000	Woodbury County Revenue, 0.32%, 11/1/16, (LOC: US Bank NA)(b)	2,150,000

		37,819,228

Kansas — 2.04%
3,215,000	City of Olathe Revenue, Series B, 0.30%, 11/1/18, (LOC: Bank of America NA)(b)	3,215,000
25,770,000	Wyandotte County-Kansas City Unified Government, GO, Series II, 2.00%, 3/1/10	25,770,000

		28,985,000

49

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Kentucky — 1.45%
$8,350,000	County of Warren Refunding Revenue, 0.20%, 4/1/37, (Credit Support: Assured GTY)(b)	$8,350,000
6,500,000	Kentucky Economic Development Finance Authority Revenue, Series R-11810, 0.30%, 6/1/16, (Credit Support: Assured GTY)(a)(b)	6,500,000
5,700,000	Louisville & Jefferson County Metropolitan Sewer District Revenue, Series A, 3.00%, 8/19/10	5,761,256

		20,611,256

Louisiana — 2.27%
23,250,000	Louisiana Public Facilities Authority Revenue, Series A, 0.29%, 8/1/49, (Credit Support: Air Products & Chemicals)(b)	23,250,000
4,040,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.25%, 2/15/23, (Credit Support: Fannie Mae)(b)	4,040,000
5,080,000	South Louisiana Port Commission Refunding Revenue, 0.19%, 7/1/18, (LOC: Bank of New York)(b)	5,080,000

		32,370,000

Michigan — 2.99%
5,000,000	Detroit City School District GO, Putters Series 2954, 0.30%, 11/1/24, (Credit Support: FSA Q-SBLF)(b)	5,000,000
5,000,000	Michigan Municipal Bond Authority, Student Aid Notes Revenue, Series C-1, 3.00%, 8/20/10	5,049,254
15,000,000	Michigan State Hospital Finance Authority Revenue, 0.28%, 6/1/22, (Credit Support: Assured GTY)(b)	15,000,000
5,230,000	Michigan Strategic Fund Revenue, 0.25%, 9/1/40, (LOC: Bank of America)(b)	5,230,000
12,200,000	State of Michigan GO, Series A, 2.00%, 9/30/10	12,331,607

		42,610,861

Minnesota — 4.02%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.39%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
8,035,000	City of Burnsville Refunding Revenue, 0.23%, 1/1/35, (Credit Support: Freddie Mac)(b)	8,035,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.23%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
1,200,000	City of Minnetonka Refunding Revenue, 0.23%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,580,000	City of Oak Park Heights Refunding Revenue, 0.23%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,580,000
1,255,000	City of Spring Lake Park Refunding Revenue, 0.23%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,255,000
10,890,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 0.22%, 10/1/35, (LOC: US Bank NA)(b)	10,890,000
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.27%, 5/1/27, (LOC: US Bank NA)(b)	2,140,000
3,000,000	St. Paul Port Authority Revenue, Series 5-O, 0.22%, 12/1/28, (LOC: Deutsche Bank AG)(b)	3,000,000

50

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$3,000,000	St. Paul Port Authority Revenue, Series 9-BB, 0.22%, 3/1/29, (LOC: Deutsche Bank AG)(b)	$3,000,000

		57,160,000

Mississippi — 3.49%
20,000,000	County of Jackson Port Facilities Refunding Revenue, 0.22%, 6/1/23, (Credit Support: Chevron Corporation)(b)	20,000,000
29,700,000	Mississippi Business Finance Commission Revenue, Series B, 0.38%, 12/1/30(b)	29,700,000

		49,700,000

Missouri — 1.38%
4,200,000	Cape Girardeau County Industrial Development Authority Revenue, Series B, 0.22%, 6/1/39, (LOC: Wells Fargo Bank NA)(b)	4,200,000
1,000,000	Farmington School District GO, Series R-VII, 6.10%, 3/1/10, (Credit Support: State Aid Direct Deposit)	1,008,318
1,765,000	Greene County Reorganized School District No R-2 GO, OID, 6.00%, 3/1/10, (Credit Support: State Aid Direct Deposit)	1,779,407
1,000,000	Missouri State Health & Educational Facilities Authority Revenue, Series C-4, 0.25%, 6/1/33, (Credit Support: FSA)(b)	1,000,000
2,200,000	Newton County Reorganized School District No R-4 GO, 6.05%, 3/1/10, (Credit Support: State Aid Direct Deposit)	2,218,129
7,420,000	Nodaway County Industrial Development Authority Revenue, 0.22%, 11/1/28, (LOC: US Bank NA)(b)	7,420,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.25%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000

		19,625,854

Montana — 1.55%
4,045,000	Montana Board of Investment Revenue, 2.15%, 3/1/10(b)	4,045,000
17,970,000	Montana Board of Investment Revenue, 2.15%, 3/1/29(b)(c)	17,970,000

		22,015,000

Nebraska — 1.01%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.22%, 7/1/33, (LOC: US Bank NA)(b)	6,000,000
5,570,000	Saline County Hospital Authority No. 1 Refunding Revenue, Series C, 0.22%, 6/1/31, (LOC: US Bank NA)(b)	5,570,000
2,850,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.27%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: US Bank NA)(b)	2,850,000

		14,420,000

Nevada — 0.75%
5,145,000	City of Fernley GO, Series R-11458, 0.30%, 2/1/16, (Credit Support: Assured GTY)(b)	5,145,000
5,515,000	City of Reno Refunding Revenue, Series A, 0.25%, 6/1/32, (LOC: Bank of America NA)(b)	5,515,000

		10,660,000

51

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
New Hampshire — 0.61%
$8,700,000	New Hampshire Health & Education Facilities Authority Revenue, 0.32%, 7/1/28, (LOC: Wells Fargo Bank)(b)	$8,700,000

New Jersey — 2.47%
4,915,000	Austin Trust Various States Revenue, Series 2008-353, 0.40%, 7/1/13, (LOC: Bank of America NA)(b)	4,915,000
8,700,000	City of Newark GO, 3.25%, 1/20/10	8,703,727
16,300,000	City of Newark GO, Series E, 3.25%, 4/14/10	16,343,661
5,215,700	City of Trenton Water Utility GO, 3.50%, 2/19/10	5,221,138

		35,183,526

New York — 4.31%
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.28%, 5/1/15, (Credit Support: FSA)(b)	2,900,000
15,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A, 0.50%, 12/1/49(b)(d)	15,000,000
22,450,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.27%, 8/1/15, (Credit Support: AMBAC), (LOC: Wells Fargo Bank)(b)	22,450,000
5,964,000	Oppenheim-Ephratah Central School District GO, 2.50%, 6/30/10, (Credit Support: State Aid Withholding)	5,996,028
15,000,000	Rochester Health Care Facilities TECP, 0.30%, 1/5/10(e)	15,000,000

		61,346,028

North Carolina — 2.84%
9,770,000	North Carolina Capital Facilities Finance Agency Revenue, 0.22%, 8/1/33, (LOC: Wells Fargo Bank)(b)	9,770,000
17,700,000	North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.22%, 6/1/38, (LOC: Wells Fargo Bank)(b)	17,700,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.23%, 1/1/11, (Credit Support: BHAC-CR, MBIA)(b)	12,995,000

		40,465,000

Ohio — 0.72%
10,200,000	County of Lucas GO, 1.00%, 7/22/10	10,216,517

Oregon — 1.19%
1,000,000	City of Portland Revenue, Series A, 0.23%, 12/1/11, (LOC: Harris Trust & Savings Bank)(b)	1,000,000
5,300,000	Clackamas County Hospital Facility Authority Refunding Revenue, Series A-1, 0.23%, 11/1/29, (Credit Support: Banco Santander), (LOC: Sovereign Bank FSB)(b)	5,300,000
6,000,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 0.25%, 12/1/28, (LOC: Bank of America NA)(b)	6,000,000
4,500,000	Oregon State Department of Administrative Services COP, Series A, OID, 6.00%, 5/1/10, (Credit Support: AMBAC)	4,624,058

		16,924,058

52

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Pennsylvania — 7.50%
$8,900,000	Allegheny County Higher Education Building Authority Revenue, Series A, 0.21%, 3/1/38, (LOC: PNC Bank NA)(b)	$8,900,000
8,000,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.21%, 6/1/30, (LOC: PNC Bank NA)(b)	8,000,000
3,630,000	Allegheny County Hospital Development Authority Revenue, Series A, 1.85%, 5/1/14, (LOC: PNC Bank NA)(b)	3,630,000
5,135,000	Allegheny County Industrial Development Authority Revenue, 0.21%, 6/1/38, (LOC: PNC Bank NA)(b)	5,135,000
1,875,000	Butler County General Authority Revenue, 0.27%, 11/15/21, (Credit Support: FSA)(b)	1,875,000
1,375,000	County of Somerset GO, 0.26%, 10/15/27, (Credit Support: FSA)(b)	1,375,000
3,305,000	Cumberland County Municipal Authority Revenue, Series C, 0.22%, 1/1/33, (LOC: Wells Fargo Bank)(b)	3,305,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.22%, 12/1/31, (Credit Support: General Electric Capital Corp.)(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.22%, 12/1/31, (Credit Support: General Electric Capital Corp.)(b)	5,000,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.25%, 3/1/24, (LOC: US Bank NA)(b)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3405, 0.28%, 11/15/14, (Credit Support: FSA, State Aid Withholding)(a)(b)	8,155,000
8,050,000	Luzerne County Convention Center Authority Revenue, Series A, 0.21%, 9/1/28, (LOC: PNC Bank NA)(b)	8,050,000
15,000,000	Pennsylvania Economic Development Finance Authority Revenue, 0.62%, 8/31/10, (LOC: Wells Fargo Bank)(b)	15,000,000
2,100,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series F2, 2.05%, 5/1/25, (LOC: PNC Bank NA)(b)	2,100,000
4,500,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series J4, 1.85%, 5/1/32, (LOC: PNC Bank NA)(b)	4,500,000
7,800,000	Philadelphia Authority for Industrial Development Revenue, 0.32%, 12/1/37, (LOC: Wells Fargo Bank)(b)	7,800,000
4,000,000	Washington County Hospital Authority Revenue, Series A, 1.25%, 7/1/37, (LOC: Wells Fargo Bank)(b)	4,000,000
10,125,000	York County Industrial Development Authority Revenue, 0.30%, 7/1/37, (LOC: PNC Bank NA)(b)	10,125,000

		106,650,000

Rhode Island — 1.91%
18,510,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3273, 0.65%, 3/1/11, (Credit Support: NATL-RE)(a)(b)	18,510,000
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 0.35%, 6/1/37, (LOC: Bank of America NA)(b)	3,200,000
5,500,000	Rhode Island Health & Educational Building Corp. Revenue, Series R-11811, 0.30%, 5/15/17, (Credit Support: Assured GTY)(a)(b)	5,500,000

		27,210,000

53

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
South Carolina — 2.41%
$6,500,000	County of Cherokee Revenue, 0.25%, 12/1/15, (LOC: Bank of America)(b)	$6,500,000
6,770,000	South Carolina Jobs-Economic Development Authority Revenue, 0.32%, 5/1/29, (LOC: Wells Fargo Bank)(b)	6,770,000
6,000,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series B, 1.50%, 7/1/10	6,000,000
15,000,000	Town of Lexington Water Works & Sewer Systems Revenue, 1.25%, 4/15/10	14,989,748

		34,259,748

South Dakota — 0.89%
12,640,000	City of Sioux Falls Revenue, Series 2057, 0.30%, 5/15/15, (Credit Support: NATL-RE)(b)	12,640,000

Tennessee — 0.14%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.25%, 2/15/28, (Credit Support: Fannie Mae)(b)	2,000,000

Texas — 5.07%
2,320,000	Aldine Independent School District GO, 1.75%, 2/15/10, (Credit Support: PSF-GTD)	2,323,035
12,450,000	City of Austin Revenue, Series R-574, 0.25%, 5/15/10, (Credit Support: FSA)(b)	12,450,000
5,000,000	City of San Antonio Refunding Revenue, Series B, OID, 0.50%, 2/1/10(e)	4,998,105
3,300,000	Crawford Education Facilities Corp. Revenue, 0.28%, 6/1/18, (LOC: US Bank NA)(b)	3,300,000
5,510,000	Dallas Performing Arts Cultural Facilities Corp. Revenue, Series A, 0.27%, 9/1/41, (LOC: Bank of America NA)(b)	5,510,000
1,745,000	El Paso County Hospital District GO, Putters Series 2747, 0.30%, 2/15/16, (Credit Support: Assured GTY)(b)	1,745,000
4,075,000	Harris County Hospital District Revenue, Series R-12075, 0.23%, 8/15/10, (Credit Support: BHAC-CR, NATL-RE)(b)	4,075,000
9,000,000	Harris County TECP, 0.40%, 3/12/10(e)	9,000,000
8,000,000	Harris County TECP, 0.40%, 6/15/10(e)	8,000,000
3,505,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3356, 0.30%, 2/15/12(a)(b)	3,505,000
4,300,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3563, 0.25%, 4/1/15, (Credit Support: FSA)(a)(b)	4,300,000
5,000,000	North Texas Tollway Authority Revenue, Series R-11392, 0.23%, 1/1/16, (Credit Support: BHAC-CR)(b)	5,000,000
5,415,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.32%, 12/1/26, (LOC: Wells Fargo Bank NA)(b)	5,415,000
2,530,000	Tarrant County Housing Finance Corp. Revenue, 0.26%, 2/15/36, (Credit Support: Fannie Mae)(b)	2,530,000

		72,151,140
Utah — 1.81%
5,000,000	County of Emery Revenue, 0.24%, 11/1/24, (LOC: Wells Fargo Bank NA)(b)	5,000,000

54

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$805,000	County of Sanpete Revenue, 0.32%, 8/1/28, (LOC: US Bank NA)(b)	$805,000
3,700,000	Duchesne County School District Revenue, 0.32%, 6/1/21, (LOC: US Bank NA)(b)	3,700,000
5,033,000	Jordanelle Special Service District Revenue, 0.22%, 9/1/25, (LOC: Wells Fargo Bank NA)(b)	5,033,000
3,870,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 0.32%, 4/1/25, (LOC: Wells Fargo Bank NA)(b)	3,870,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.26%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000
2,980,000	Utah Transit Authority Revenue, Series R-11800, 0.23%, 12/15/29, (Credit Support: BHAC-CR, MBIA)(a)(b)	2,980,000

		25,823,000

Virginia — 1.77%
6,735,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3313Z, 0.30%, 1/1/31, (Credit Support: NATL-RE, GO of Authority), Callable 7/01/11 @ 100(b)	6,735,000
18,500,000	Montgomery County Industrial Development Authority Revenue, Series A, 0.23%, 2/1/39, (Credit Support: Bank of America, PNC Bank, Bank of New York)(b)	18,500,000

		25,235,000

Washington — 2.27%
10,000,000	City of Seattle Revenue, Series R-47, 0.25%, 3/2/21, (Credit Support: FSA)(b)	10,000,000
5,995,000	City of Seattle Revenue, Series R-48, 0.25%, 9/2/20, (Credit Support: FSA)(b)	5,995,000
4,995,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3542Z, 0.30%, 12/1/14, (Credit Support: NATL-RE, FGIC, School Board GTY)(a)(b)	4,995,000
6,930,000	Washington Health Care Facilities Authority Revenue, 0.30%, 8/1/26, (LOC: Bank of America NA)(b)	6,930,000
280,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 0.28%, 7/1/11, (LOC: US Bank NA)(b)	280,000
3,000,000	Washington State Housing Finance Commission Revenue, 0.22%, 10/1/29, (LOC: Wells Fargo Bank NA)(b)	3,000,000
1,100,000	Washington State Housing Finance Commission Revenue, 0.28%, 7/1/22, (LOC: US Bank NA)(b)	1,100,000

		32,300,000

Wisconsin — 2.11%
4,295,000	Badger TOB Asset Securitization Corp. Revenue, 5.50%, 6/1/10	4,377,075
5,000,000	City of Middleton Revenue, 1.75%, 7/1/10	5,019,092
2,645,000	Milwaukee Redevelopment Authority Revenue, 0.32%, 9/1/40, (LOC: US Bank NA)(b)	2,645,000
7,405,000	Village of Wind Point Revenue, 0.15%, 9/1/35, (LOC: US Bank NA)(b)	7,405,000
1,880,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.28%, 3/1/23, (LOC: US Bank NA)(b)	1,880,000

55

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$8,725,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.32%, 6/1/28, (LOC: Wells Fargo Bank NA)(b)	$8,725,000

		30,051,167

Total Municipal Bonds		1,375,590,382

(Cost $1,375,590,382)

Shares
Investment Companies — 3.09%
21,961,045	Goldman Sachs Tax-Free Institutional Money Market Fund	21,961,045
21,945,634	Wells Fargo Advantage National Tax-Free Institutional Money Market Fund	21,945,634

Total Investment Companies		43,906,679

(Cost $43,906,679)
Total Investments		$1,419,497,061
(Cost $1,419,497,061)(f) — 99.76%
Other assets in excess of liabilities — 0.24%		3,402,291

NET ASSETS — 100.00%		$1,422,899,352

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2009. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Annual put security.
(d)	One year mandatory tender.
(e)	Represents effective yield to maturity on date of purchase.
(f)	Tax cost of securities is equal to book cost of securities.

56

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2009 (Unaudited)

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP – Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID – Original Issue Discount

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Board Loan Fund

TCRS-BNY – Tennessee Consolidated Retirement System Bank of New York

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

57

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds — 4.35%
Arizona — 0.15%
$810,853	Phoenix & Pima County Industrial Development Authority Revenue, Series 2A, 5.45%, 3/1/39, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 9/1/16 @ 103	$843,190

California — 0.37%
220,000	California Rural Home Mortgage Finance Authority Refunding Revenue, Series A, 4.20%, 2/1/27, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	213,899
750,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	770,325
440,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	422,985
745,000	Sacramento County Housing Authority Revenue, Series B-1, 5.00%, 1/20/48, (Credit Support: Ginnie Mae), Callable 7/20/17 @ 102	684,745

		2,091,954

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC)	129,116

Massachusetts — 1.16%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE-IBC), Callable 6/1/17 @ 100	6,602,664

New York — 1.60%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	661,449
7,750,000	New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36, (Credit Support: Fannie Mae), Callable 11/1/15 @ 100	7,494,715
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	932,890

		9,089,054

58

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
Ohio — 0.14%
$775,000	Ohio Housing Finance Agency Refunding Revenue, 5.32%, 9/1/38, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/16 @ 100	$771,854

Texas — 0.19%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	1,077,665

Utah — 0.72%
1,425,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/1/17 @ 100	1,420,354
2,695,000	Utah Housing Corporation, Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	2,639,753

		4,060,107

Total Municipal Bonds		24,665,604

(Cost $22,712,140)
Corporate Bonds — 0.36%
Diversified Financials — 0.36%
575,000	Atlantic Marine Corps Communities LLC 5.34%, 12/1/49(Credit Support: MBIA)(b)	403,305
1,395,000	Fort Knox Military Housing Privatization Project 0.57%, 2/15/49(Credit Support: AMBAC)(a)(c)(d)	596,749
2,000,000	Pacific Beacon LLC 0.68%, 7/15/49(Credit Support: MBIA)(a)(b)(c)	1,039,994

Total Corporate Bonds		2,040,048

(Cost $3,862,194)
U.S. Government Agency Backed Mortgages — 99.98%
Fannie Mae — 70.73%
20,524,619	(TBA), 4.68%, 8/1/19(c)	20,729,571
647,311	(TBA), 4.70%, 2/1/17(c)	659,929
2,946,683	(TBA), 5.00%, 11/1/39(c)	3,042,304
11,097,434	5.12%, 7/25/41	11,542,593
26,509	Pool #253174, 7.25%, 12/1/29	29,801
140,856	Pool #253212, 7.50%, 1/1/30	159,621
45,841	Pool #253214, 7.00%, 1/1/15	49,630
113,651	Pool #257611, 5.50%, 5/1/38	119,665
52,906	Pool #257612, 5.00%, 5/1/38	54,617
395,318	Pool #257613, 5.50%, 6/1/38	418,213
292,219	Pool #257631, 6.00%, 7/1/38	311,259
459,842	Pool #257632, 5.50%, 7/1/38	484,175
298,144	Pool #257649, 5.50%, 7/1/38	313,921

59

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$227,226	Pool #257656, 6.00%, 8/1/38	$242,032
471,337	Pool #257663, 5.50%, 8/1/38	496,279
810,642	Pool #257857, 6.00%, 12/1/37	863,967
191,294	Pool #257868, 6.50%, 11/1/37	206,030
190,601	Pool #257869, 5.50%, 12/1/37	201,640
151,200	Pool #257875, 5.50%, 12/1/37	159,201
604,136	Pool #257890, 5.50%, 2/1/38	636,105
3,365,957	Pool #257892, 5.50%, 2/1/38	3,544,072
1,018,818	Pool #257893, 6.00%, 2/1/38	1,085,200
140,010	Pool #257897, 5.50%, 2/1/38	147,418
232,989	Pool #257898, 6.00%, 2/1/38	248,169
101,430	Pool #257899, 5.00%, 2/1/38	104,710
222,543	Pool #257900, 5.00%, 1/1/38	230,853
299,688	Pool #257901, 5.50%, 2/1/38	317,044
55,854	Pool #257902, 6.00%, 2/1/38	59,773
445,036	Pool #257903, 5.50%, 2/1/38	468,586
368,059	Pool #257904, 6.00%, 2/1/38	392,040
191,203	Pool #257913, 5.50%, 1/1/38	201,321
131,068	Pool #257914, 6.00%, 1/1/38	139,608
115,970	Pool #257919, 6.00%, 2/1/38	123,526
220,082	Pool #257926, 5.50%, 3/1/38	231,728
157,317	Pool #257927, 5.50%, 3/1/38	165,642
164,472	Pool #257928, 6.00%, 3/1/38	175,189
307,005	Pool #257942, 5.50%, 4/1/38	323,250
106,482	Pool #257943, 6.00%, 4/1/38	113,419
100,816	Pool #257973, 5.00%, 5/1/38	104,076
901,706	Pool #257974, 5.50%, 4/1/38	949,422
86,455	Pool #257995, 6.00%, 7/1/38	92,089
748,885	Pool #258000, 5.00%, 4/1/34	774,666
168,270	Pool #258001, 5.00%, 3/1/34	174,063
114,744	Pool #258005, 5.50%, 3/1/34	121,174
74,587	Pool #258022, 5.50%, 5/1/34	78,767
637,098	Pool #258024, 5.00%, 6/1/34	659,032
305,781	Pool #258027, 5.00%, 5/1/34	316,308
27,737	Pool #258028, 5.00%, 5/1/34	28,692
118,555	Pool #258030, 5.00%, 5/1/34	122,636
76,461	Pool #258031, 5.00%, 5/1/34	79,094
310,474	Pool #258049, 5.00%, 5/1/34	321,162
58,099	Pool #258050, 5.50%, 5/1/34	61,355
49,233	Pool #258051, 5.00%, 5/1/34	50,928
530,178	Pool #258070, 5.00%, 6/1/34	548,431
167,996	Pool #258090, 5.00%, 6/1/34	173,779
334,064	Pool #258092, 5.50%, 6/1/34	352,786
173,974	Pool #258093, 5.50%, 6/1/34	183,724
82,516	Pool #258094, 5.00%, 6/1/34	85,357
61,609	Pool #258095, 5.50%, 7/1/34	65,061
80,539	Pool #258097, 5.50%, 6/1/34	85,053
51,005	Pool #258121, 5.50%, 6/1/34	53,864

60

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$317,556	Pool #258152, 5.50%, 8/1/34	$335,352
467,023	Pool #258157, 5.00%, 8/1/34	483,101
195,360	Pool #258163, 5.50%, 8/1/34	206,308
130,074	Pool #258165, 5.50%, 8/1/34	137,364
139,896	Pool #258166, 5.50%, 9/1/34	147,736
226,184	Pool #258171, 5.50%, 10/1/34	238,859
440,771	Pool #258173, 5.50%, 10/1/34	465,473
304,409	Pool #258180, 5.00%, 10/1/34	314,889
163,219	Pool #258182, 5.00%, 10/1/34	168,838
86,286	Pool #258185, 5.50%, 10/1/34	91,121
170,102	Pool #258186, 5.50%, 11/1/34	179,635
148,717	Pool #258187, 5.50%, 11/1/34	157,051
770,987	Pool #258188, 5.50%, 11/1/34	814,194
237,492	Pool #258198, 5.50%, 10/1/34	250,801
96,879	Pool #258199, 5.50%, 9/1/34	102,308
236,787	Pool #258203, 5.50%, 10/1/34	250,057
157,837	Pool #258210, 5.50%, 11/1/34	166,682
111,590	Pool #258221, 5.50%, 11/1/34	117,844
48,801	Pool #258222, 5.00%, 11/1/34	50,481
138,173	Pool #258224, 5.50%, 12/1/34	145,917
145,063	Pool #258225, 5.50%, 11/1/34	153,193
288,992	Pool #258236, 5.00%, 12/1/34	298,941
176,880	Pool #258237, 5.50%, 1/1/35	186,682
1,083,790	Pool #258238, 5.00%, 1/1/35	1,121,101
45,478	Pool #258245, 5.50%, 12/1/34	48,027
115,766	Pool #258249, 5.00%, 12/1/34	119,751
100,321	Pool #258250, 5.50%, 11/1/34	106,444
154,653	Pool #258251, 5.50%, 1/1/35	163,320
81,661	Pool #258252, 5.50%, 12/1/34	86,237
235,059	Pool #258254, 5.50%, 12/1/34	248,232
140,908	Pool #258258, 5.00%, 1/1/35	145,583
427,457	Pool #258300, 5.00%, 3/1/35	441,639
139,981	Pool #258301, 5.50%, 2/1/35	147,738
195,640	Pool #258302, 5.00%, 3/1/35	202,131
197,201	Pool #258303, 5.00%, 2/1/35	204,729
278,271	Pool #258304, 5.00%, 2/1/35	287,504
413,898	Pool #258305, 5.00%, 3/1/35	427,630
15,352	Pool #258311, 5.00%, 2/1/35	15,861
83,372	Pool #258312, 5.50%, 2/1/35	87,992
322,782	Pool #258324, 5.50%, 4/1/35	340,669
331,527	Pool #258325, 5.50%, 4/1/35	349,899
393,684	Pool #258333, 5.00%, 4/1/35	406,746
347,742	Pool #258336, 5.00%, 4/1/35	359,279
311,633	Pool #258338, 5.00%, 4/1/35	321,972
260,429	Pool #258339, 5.00%, 4/1/35	269,070
76,528	Pool #258340, 5.00%, 3/1/35	79,067
92,720	Pool #258341, 5.00%, 4/1/35	95,796
102,013	Pool #258342, 5.00%, 4/1/35	105,907

61

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$415,050	Pool #258343, 5.00%, 4/1/35	$428,820
238,431	Pool #258346, 5.00%, 3/1/35	246,342
1,096,376	Pool #258347, 5.00%, 4/1/35	1,132,751
248,431	Pool #258388, 5.50%, 6/1/35	262,198
496,037	Pool #258392, 5.00%, 6/1/35	512,494
553,877	Pool #258393, 5.00%, 5/1/35	572,253
280,897	Pool #258394, 5.00%, 5/1/35	290,216
400,985	Pool #258395, 5.50%, 6/1/35	423,207
132,724	Pool #258400, 5.00%, 6/1/35	137,128
419,693	Pool #258402, 5.00%, 6/1/35	433,617
74,758	Pool #258403, 5.00%, 6/1/35	77,238
100,638	Pool #258404, 5.00%, 6/1/35	103,977
86,703	Pool #258406, 5.50%, 5/1/35	91,508
176,131	Pool #258407, 5.00%, 5/1/35	181,974
54,620	Pool #258408, 5.00%, 5/1/34	56,500
203,940	Pool #258409, 5.00%, 5/1/35	210,706
110,848	Pool #258410, 5.00%, 4/1/35	114,525
120,263	Pool #258411, 5.50%, 5/1/35	126,927
159,316	Pool #258422, 5.00%, 6/1/35	164,602
139,636	Pool #258427, 5.00%, 7/1/35	144,268
166,357	Pool #258428, 5.00%, 7/1/35	171,876
91,882	Pool #258439, 5.50%, 6/1/35	96,974
410,784	Pool #258448, 5.00%, 8/1/35	424,412
136,725	Pool #258449, 5.50%, 7/1/35	144,301
753,488	Pool #258450, 5.50%, 8/1/35	795,244
56,307	Pool #258451, 5.50%, 7/1/35	59,428
162,924	Pool #258454, 5.50%, 7/1/35	171,953
341,482	Pool #258456, 5.00%, 8/1/35	352,812
568,259	Pool #258460, 5.00%, 8/1/35	587,112
164,941	Pool #258470, 5.00%, 7/1/35	170,414
223,752	Pool #258479, 5.50%, 7/1/35	236,152
539,525	Pool #258480, 5.00%, 8/1/35	557,425
158,799	Pool #258551, 5.50%, 11/1/35	167,599
344,524	Pool #258552, 5.00%, 11/1/35	355,954
60,275	Pool #258555, 5.00%, 10/1/35	62,274
113,715	Pool #258556, 5.50%, 11/1/35	120,017
125,470	Pool #258562, 5.50%, 11/1/35	132,423
114,823	Pool #258569, 5.00%, 10/1/35	118,632
1,198,306	Pool #258571, 5.50%, 11/1/35	1,264,712
162,234	Pool #258595, 5.50%, 12/1/35	171,224
485,053	Pool #258596, 6.00%, 12/1/35	518,552
121,064	Pool #258598, 5.00%, 12/1/35	125,080
183,846	Pool #258599, 5.50%, 1/1/36	193,718
265,559	Pool #258600, 6.00%, 1/1/36	283,401
112,866	Pool #258610, 5.50%, 8/1/35	119,120
167,182	Pool #258621, 5.50%, 1/1/36	176,159
1,537,837	Pool #258627, 5.50%, 2/1/36	1,623,059
175,781	Pool #258633, 5.50%, 12/1/35	185,522

62

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$395,042	Pool #258634, 5.50%, 2/1/36	$416,255
611,487	Pool #258643, 5.50%, 1/1/36	645,374
656,735	Pool #258644, 5.50%, 2/1/36	692,000
97,892	Pool #258650, 5.50%, 1/1/36	103,149
680,381	Pool #258658, 5.50%, 3/1/36	716,916
115,303	Pool #258663, 5.50%, 2/1/36	121,495
201,111	Pool #258721, 5.50%, 4/1/36	211,910
149,238	Pool #258736, 5.00%, 3/1/36	154,096
143,798	Pool #258737, 5.50%, 12/1/35	151,857
89,987	Pool #258763, 6.00%, 5/1/36	96,033
247,014	Pool #258765, 6.00%, 5/1/36	263,610
180,112	Pool #258766, 5.50%, 5/1/36	189,783
231,303	Pool #258767, 6.00%, 6/1/36	246,844
156,819	Pool #258773, 5.50%, 6/1/36	165,240
224,162	Pool #258779, 6.00%, 5/1/36	239,222
54,314	Pool #259004, 8.00%, 2/1/30	62,543
37,618	Pool #259011, 8.00%, 3/1/30	43,317
64,592	Pool #259030, 8.00%, 4/1/30	74,378
9,936	Pool #259178, 6.50%, 3/1/31	10,793
220,497	Pool #259181, 6.50%, 3/1/31	239,515
176,220	Pool #259187, 6.50%, 4/1/31	191,418
92,080	Pool #259190, 6.50%, 4/1/31	100,022
168,215	Pool #259191, 6.50%, 4/1/31	182,724
145,291	Pool #259201, 6.50%, 4/1/31	157,823
39,871	Pool #259213, 6.50%, 5/1/31	43,335
144,508	Pool #259256, 6.50%, 8/1/31	156,972
39,929	Pool #259284, 6.50%, 8/1/31	43,373
45,419	Pool #259306, 6.50%, 9/1/31	49,336
88,089	Pool #259309, 6.50%, 10/1/31	95,686
316,556	Pool #259316, 6.50%, 11/1/31	343,859
177,544	Pool #259327, 6.00%, 11/1/31	190,859
26,549	Pool #259331, 6.00%, 11/1/31	28,540
122,663	Pool #259369, 6.00%, 1/1/32	131,862
80,725	Pool #259372, 6.00%, 1/1/32	86,780
78,712	Pool #259376, 6.00%, 1/1/32	84,517
83,037	Pool #259377, 6.50%, 12/1/31	90,198
40,688	Pool #259378, 6.00%, 12/1/31	43,740
89,144	Pool #259390, 6.00%, 1/1/32	95,719
89,464	Pool #259391, 6.00%, 1/1/32	96,174
98,584	Pool #259392, 6.50%, 1/1/32	107,026
113,734	Pool #259393, 6.00%, 1/1/32	122,122
146,330	Pool #259397, 6.00%, 2/1/32	157,122
53,743	Pool #259398, 6.50%, 2/1/32	58,345
87,309	Pool #259440, 6.50%, 4/1/32	95,222
99,359	Pool #259560, 6.00%, 9/1/32	106,686
134,310	Pool #259590, 5.50%, 11/1/32	141,984
85,195	Pool #259592, 5.50%, 10/1/32	90,063
68,891	Pool #259598, 6.00%, 10/1/32	73,972

63

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$52,485	Pool #259599, 6.00%, 10/1/32	$56,356
103,078	Pool #259607, 5.50%, 11/1/32	108,968
159,430	Pool #259610, 5.50%, 11/1/32	168,539
286,618	Pool #259611, 5.50%, 11/1/32	302,994
82,702	Pool #259612, 5.50%, 11/1/32	87,427
227,662	Pool #259614, 6.00%, 11/1/32	244,453
115,039	Pool #259623, 5.50%, 12/1/32	121,611
109,935	Pool #259625, 6.00%, 11/1/32	118,042
101,925	Pool #259634, 5.50%, 12/1/32	107,748
276,035	Pool #259650, 5.50%, 2/1/33	291,505
75,923	Pool #259655, 5.50%, 2/1/33	80,177
134,385	Pool #259656, 5.50%, 2/1/33	141,917
124,246	Pool #259658, 5.50%, 2/1/33	131,209
383,674	Pool #259659, 5.50%, 2/1/33	405,176
204,267	Pool #259665, 5.50%, 1/1/33	215,714
171,839	Pool #259667, 5.50%, 2/1/33	181,469
42,067	Pool #259671, 5.50%, 2/1/33	44,424
180,607	Pool #259686, 5.50%, 3/1/33	190,729
72,085	Pool #259689, 5.50%, 3/1/33	76,125
52,207	Pool #259722, 5.00%, 5/1/33	54,053
154,854	Pool #259723, 5.00%, 5/1/33	160,330
62,977	Pool #259724, 5.00%, 5/1/33	65,511
366,684	Pool #259725, 5.00%, 5/1/33	379,652
79,202	Pool #259726, 5.00%, 5/1/33	82,003
219,782	Pool #259728, 5.00%, 6/1/33	227,555
135,516	Pool #259729, 5.00%, 6/1/33	140,309
175,530	Pool #259731, 5.00%, 6/1/33	181,737
142,808	Pool #259733, 5.50%, 6/1/33	150,811
84,370	Pool #259734, 5.50%, 5/1/33	89,099
383,500	Pool #259748, 5.00%, 6/1/33	397,062
220,875	Pool #259753, 5.00%, 7/1/33	228,687
81,685	Pool #259757, 5.00%, 6/1/33	84,573
666,161	Pool #259761, 5.00%, 6/1/33	689,720
300,614	Pool #259764, 5.00%, 7/1/33	311,245
129,754	Pool #259765, 5.00%, 7/1/33	134,343
199,920	Pool #259776, 5.00%, 6/1/33	206,990
155,641	Pool #259777, 5.00%, 7/1/33	161,145
173,686	Pool #259779, 5.00%, 7/1/33	179,828
115,028	Pool #259780, 5.00%, 7/1/33	119,096
104,849	Pool #259781, 5.00%, 7/1/33	108,557
113,104	Pool #259782, 5.00%, 7/1/33	117,104
64,179	Pool #259789, 5.00%, 7/1/33	66,448
118,078	Pool #259807, 5.00%, 8/1/33	122,254
228,893	Pool #259808, 5.00%, 8/1/33	236,987
153,583	Pool #259809, 5.00%, 8/1/33	159,015
680,916	Pool #259816, 5.00%, 8/1/33	704,997
35,642	Pool #259819, 5.00%, 8/1/33	36,903
92,618	Pool #259820, 5.00%, 8/1/33	95,893

64

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$257,162	Pool #259821, 5.00%, 7/1/33	$267,542
466,592	Pool #259830, 5.00%, 8/1/33	485,426
777,553	Pool #259848, 5.00%, 9/1/33	805,050
137,808	Pool #259862, 5.50%, 9/1/33	145,531
91,074	Pool #259867, 5.50%, 10/1/33	96,178
342,076	Pool #259869, 5.50%, 10/1/33	361,247
103,676	Pool #259871, 5.50%, 9/1/33	109,487
318,208	Pool #259872, 5.50%, 11/1/33	336,041
173,452	Pool #259873, 5.50%, 10/1/33	183,173
150,801	Pool #259875, 5.50%, 10/1/33	159,252
88,344	Pool #259876, 5.50%, 10/1/33	93,295
97,734	Pool #259877, 5.50%, 9/1/33	103,211
224,795	Pool #259879, 5.50%, 10/1/33	237,392
132,424	Pool #259884, 5.50%, 11/1/33	139,845
41,457	Pool #259904, 5.50%, 11/1/33	43,781
322,408	Pool #259906, 5.50%, 11/1/33	340,476
235,154	Pool #259908, 5.50%, 11/1/33	248,332
147,108	Pool #259926, 5.50%, 12/1/33	155,353
64,124	Pool #259928, 5.50%, 12/1/33	67,718
315,018	Pool #259930, 5.00%, 11/1/33	326,159
97,801	Pool #259936, 5.50%, 11/1/33	103,282
229,610	Pool #259938, 5.50%, 12/1/33	242,478
23,368	Pool #259939, 5.50%, 11/1/33	24,678
140,202	Pool #259944, 5.50%, 1/1/34	148,059
109,165	Pool #259946, 5.50%, 12/1/33	115,283
283,811	Pool #259961, 5.50%, 3/1/34	299,717
252,942	Pool #259962, 5.50%, 3/1/34	267,117
424,422	Pool #259976, 5.00%, 3/1/34	439,033
145,754	Pool #259977, 5.00%, 3/1/34	150,772
48,733	Pool #259998, 5.00%, 3/1/34	50,411
750,197	Pool #380307, 6.53%, 6/1/16	809,719
641,087	Pool #381985, 7.97%, 9/1/17	733,459
568,303	Pool #382373, 7.58%, 5/1/18	649,834
614,133	Pool #383765, 6.70%, 6/1/19	681,507
1,113,967	Pool #383783, 6.38%, 5/1/11	1,163,603
989,106	Pool #385869, 5.41%, 2/1/21	1,026,640
2,372,493	Pool #386129, 5.43%, 5/1/21	2,464,112
2,413,001	Pool #386602, 4.66%, 10/1/13	2,535,582
4,693,278	Pool #386608, 5.37%, 11/1/21	4,843,344
2,723,461	Pool #386641, 5.80%, 12/1/33	2,813,720
717,648	Pool #386674, 5.51%, 11/1/21	746,050
457,193	Pool #386862, 4.78%, 5/1/14	479,349
3,665,429	Pool #387374, 5.60%, 5/1/23	3,867,846
912,191	Pool #387446, 5.22%, 6/1/20	941,523
936,256	Pool #387472, 4.89%, 6/1/15	983,881
9,442,348	Pool #387590, 4.90%, 9/1/15	9,921,643
2,991,817	Pool #463037, 4.86%, 8/1/19	3,074,989
268,037	Pool #557295, 7.00%, 12/1/29	298,537

65

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$31,075	Pool #572424, 6.50%, 3/1/31	$33,755
55,983	Pool #575886, 7.50%, 1/1/31	63,452
104,002	Pool #576445, 6.00%, 1/1/31	111,803
52,821	Pool #576520, 5.50%, 3/1/16	56,409
56,513	Pool #577906, 6.50%, 4/1/31	61,388
240,759	Pool #579402, 6.50%, 4/1/31	261,674
293,788	Pool #583728, 6.50%, 6/1/31	319,127
235,722	Pool #585148, 6.50%, 7/1/31	256,053
229,339	Pool #590931, 6.50%, 7/1/31	249,263
83,340	Pool #590932, 6.50%, 7/1/31	90,528
61,671	Pool #591063, 6.50%, 7/1/31	66,990
308,729	Pool #601865, 6.50%, 4/1/31	336,129
163,827	Pool #601868, 6.00%, 7/1/29	176,422
275,093	Pool #607611, 6.50%, 11/1/31	298,820
133,855	Pool #613125, 6.50%, 10/1/31	145,400
94,065	Pool #624103, 6.00%, 2/1/32	101,120
563,192	Pool #634271, 6.50%, 5/1/32	611,415
285,683	Pool #640146, 5.00%, 12/1/17	302,502
158,508	Pool #644232, 6.50%, 6/1/32	172,179
225,151	Pool #644432, 6.50%, 7/1/32	245,555
53,985	Pool #644437, 6.50%, 6/1/32	58,608
232,535	Pool #647461, 6.00%, 6/1/32	249,685
381,717	Pool #656835, 5.50%, 11/1/32	405,436
123,013	Pool #657250, 6.00%, 10/1/32	132,085
5,190,782	Pool #663159, 5.00%, 7/1/32	5,394,467
107,749	Pool #666206, 5.50%, 9/1/32	113,905
202,767	Pool #670278, 5.50%, 11/1/32	214,352
152,362	Pool #670285, 5.50%, 12/1/32	161,067
255,751	Pool #676702, 5.50%, 11/1/32	270,363
239,145	Pool #677591, 5.50%, 12/1/32	252,809
309,935	Pool #681819, 5.50%, 1/1/33	327,305
1,039,963	Pool #681883, 6.00%, 3/1/33	1,116,010
391,659	Pool #683087, 5.00%, 1/1/18	414,717
481,745	Pool #684570, 5.00%, 12/1/32	498,857
300,302	Pool #684644, 4.50%, 6/1/18	314,507
461,385	Pool #686542, 5.50%, 3/1/33	489,332
215,815	Pool #686544, 5.50%, 2/1/33	228,145
398,453	Pool #686565, 5.50%, 4/1/33	420,783
83,107	Pool #688972, 5.50%, 4/1/33	87,765
404,179	Pool #689034, 5.00%, 5/1/33	418,473
251,684	Pool #689667, 5.50%, 4/1/33	266,064
329,372	Pool #695960, 5.00%, 1/1/33	341,072
865,082	Pool #695961, 5.50%, 1/1/33	914,509
235,883	Pool #695962, 6.00%, 11/1/32	253,279
110,394	Pool #695963, 6.50%, 11/1/32	119,846
747,120	Pool #696407, 5.50%, 4/1/33	788,990
2,865,445	Pool #702478, 5.50%, 6/1/33	3,026,029
767,259	Pool #702479, 5.00%, 6/1/33	794,392

66

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$485,248	Pool #703210, 5.50%, 9/1/32	$514,641
1,011,245	Pool #703851, 5.50%, 4/1/33	1,067,917
225,039	Pool #705576, 5.50%, 5/1/33	237,651
1,224,543	Pool #720025, 5.00%, 8/1/33	1,267,849
1,404,150	Pool #723066, 5.00%, 4/1/33	1,453,807
772,675	Pool #723067, 5.50%, 5/1/33	815,977
805,210	Pool #723068, 4.50%, 5/1/33	812,591
848,455	Pool #723070, 4.50%, 5/1/33	857,824
626,586	Pool #723074, 4.50%, 5/1/33	633,505
848,641	Pool #723328, 5.00%, 9/1/33	878,653
783,058	Pool #727311, 4.50%, 9/1/33	791,704
3,348,617	Pool #727312, 5.00%, 9/1/33	3,467,039
586,134	Pool #727315, 6.00%, 10/1/33	629,757
1,493,836	Pool #738589, 5.00%, 9/1/33	1,546,665
444,393	Pool #738683, 5.00%, 9/1/33	460,109
1,443,429	Pool #739269, 5.00%, 9/1/33	1,494,476
481,770	Pool #743593, 5.50%, 10/1/33	508,769
448,669	Pool #743595, 5.50%, 10/1/33	473,814
312,388	Pool #748041, 4.50%, 10/1/33	316,400
992,508	Pool #749891, 5.00%, 9/1/33	1,027,608
849,004	Pool #749897, 4.50%, 9/1/33	858,379
452,065	Pool #750984, 5.00%, 12/1/18	478,538
517,052	Pool #751008, 5.00%, 12/1/18	547,331
652,925	Pool #753533, 5.00%, 11/1/33	676,016
314,491	Pool #755679, 6.00%, 1/1/34	337,489
368,845	Pool #755745, 5.00%, 1/1/34	381,889
543,201	Pool #755746, 5.50%, 12/1/33	573,643
394,305	Pool #755780, 5.50%, 2/1/34	416,403
448,586	Pool #763551, 5.50%, 3/1/34	474,085
1,326,520	Pool #763820, 5.50%, 1/1/34	1,400,861
594,004	Pool #763824, 5.00%, 3/1/34	614,454
632,877	Pool #765216, 5.00%, 1/1/19	669,147
678,265	Pool #765217, 4.50%, 1/1/19	708,652
503,743	Pool #765306, 5.00%, 2/1/19	533,116
129,488	Pool #770099, 5.50%, 2/1/34	136,745
254,538	Pool #773084, 4.50%, 3/1/19	265,942
422,140	Pool #773091, 4.00%, 3/1/19	433,531
428,105	Pool #773096, 4.50%, 3/1/19	447,284
828,483	Pool #773175, 5.00%, 5/1/34	857,006
621,198	Pool #773476, 5.50%, 7/1/19	665,341
781,660	Pool #773547, 5.00%, 5/1/34	808,570
835,649	Pool #773553, 5.00%, 4/1/34	864,418
1,117,915	Pool #773568, 5.50%, 5/1/34	1,180,565
480,800	Pool #773575, 6.00%, 7/1/34	515,207
771,054	Pool #776849, 5.00%, 11/1/34	797,599
958,035	Pool #776850, 5.50%, 11/1/34	1,011,725
392,938	Pool #776851, 6.00%, 10/1/34	421,057
867,527	Pool #777444, 5.50%, 5/1/34	916,145

67

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$3,013,800	Pool #777621, 5.00%, 2/1/34	$3,120,382
471,360	Pool #781437, 6.00%, 8/1/34	505,091
542,031	Pool #781741, 6.00%, 9/1/34	580,821
719,868	Pool #781907, 5.00%, 2/1/21	758,649
939,735	Pool #781954, 5.00%, 6/1/34	972,087
939,425	Pool #781959, 5.50%, 6/1/34	992,072
674,460	Pool #781960, 5.50%, 6/1/34	712,258
747,632	Pool #783893, 5.50%, 12/1/34	789,531
742,575	Pool #783929, 5.50%, 10/1/34	784,190
395,100	Pool #788329, 6.50%, 8/1/34	427,325
183,043	Pool #790282, 6.00%, 7/1/34	196,142
396,339	Pool #797623, 5.00%, 7/1/35	409,488
173,680	Pool #797626, 5.50%, 7/1/35	183,305
205,950	Pool #797627, 5.00%, 7/1/35	212,783
263,212	Pool #797674, 5.50%, 9/1/35	277,798
1,219,497	Pool #798725, 5.50%, 11/1/34	1,287,840
467,439	Pool #799547, 5.50%, 9/1/34	493,635
347,782	Pool #799548, 6.00%, 9/1/34	373,214
3,393,184	Pool #806754, 4.50%, 9/1/34	3,426,409
989,778	Pool #806757, 6.00%, 9/1/34	1,060,609
5,125,521	Pool #806761, 5.50%, 9/1/34	5,394,396
580,184	Pool #808185, 5.50%, 3/1/35	612,335
1,142,135	Pool #808205, 5.00%, 1/1/35	1,180,028
91,752	Pool #813941, 4.50%, 11/1/20	95,691
110,085	Pool #813942, 5.00%, 11/1/20	116,257
2,246,886	Pool #815009, 5.00%, 4/1/35	2,321,432
1,200,461	Pool #817641, 5.00%, 11/1/35	1,240,289
1,163,755	Pool #820334, 5.00%, 9/1/35	1,202,365
886,544	Pool #820335, 5.00%, 9/1/35	915,957
732,900	Pool #820336, 5.00%, 9/1/35	758,132
1,035,651	Pool #822008, 5.00%, 5/1/35	1,070,011
1,908,055	Pool #829005, 5.00%, 8/1/35	1,971,359
223,578	Pool #829006, 5.50%, 9/1/35	235,967
329,410	Pool #829007, 4.50%, 8/1/35	332,018
187,511	Pool #829117, 5.50%, 9/1/35	197,902
89,498	Pool #829118, 5.50%, 9/1/35	94,457
983,282	Pool #829274, 5.00%, 8/1/35	1,015,905
1,341,297	Pool #829275, 5.00%, 8/1/35	1,385,798
1,469,100	Pool #829276, 5.00%, 8/1/35	1,517,841
1,160,855	Pool #829277, 5.00%, 8/1/35	1,199,369
214,132	Pool #829356, 5.00%, 9/1/35	221,236
3,243,000	Pool #829649, 5.50%, 3/1/35	3,424,743
1,424,866	Pool #835287, 5.00%, 8/1/35	1,472,139
262,022	Pool #843586, 5.50%, 11/1/35	276,543
275,315	Pool #843587, 6.00%, 12/1/35	294,329
3,826,079	Pool #844361, 5.50%, 11/1/35	4,038,107
986,788	Pool #845245, 5.50%, 11/1/35	1,041,472
2,429,860	Pool #866969, 6.00%, 2/1/36	2,593,117

68

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$624,401	Pool #867410, 5.50%, 4/1/36	$657,930
361,577	Pool #867569, 6.00%, 2/1/36	385,871
363,404	Pool #867574, 5.50%, 2/1/36	382,918
1,182,059	Pool #868788, 6.00%, 3/1/36	1,261,479
741,200	Pool #868849, 6.00%, 4/1/36	791,000
725,562	Pool #870599, 6.00%, 6/1/36	774,311
481,491	Pool #870684, 6.00%, 7/1/36	513,841
938,869	Pool #871072, 5.50%, 2/1/37	988,551
769,166	Pool #873819, 6.39%, 8/1/24	850,199
5,158,573	Pool #874136, 5.57%, 12/1/16	5,568,358
3,275,366	Pool #874900, 5.45%, 10/1/17	3,506,254
931,710	Pool #881425, 6.00%, 7/1/36	994,309
863,148	Pool #882044, 6.00%, 5/1/36	922,760
542,606	Pool #883589, 6.00%, 4/1/36	579,063
739,637	Pool #884693, 5.50%, 4/1/36	779,354
3,208,166	Pool #885724, 5.50%, 6/1/36	3,380,437
912,677	Pool #899800, 6.00%, 8/1/37	973,296
709,175	Pool #901412, 6.00%, 8/1/36	756,823
892,084	Pool #905438, 6.00%, 11/1/36	952,021
828,210	Pool #907646, 6.00%, 1/1/37	883,855
721,828	Pool #908671, 6.00%, 1/1/37	770,325
1,631,405	Pool #908672, 5.50%, 1/1/37	1,719,008
1,285,950	Pool #911730, 5.50%, 12/1/21	1,370,900
655,738	Pool #913995, 5.97%, 2/1/37(a)	700,411
856,874	Pool #919368, 5.50%, 4/1/37	902,217
852,124	Pool #920972, 5.83%, 1/1/37(a)	905,496
1,382,134	Pool #922582, 6.00%, 12/1/36	1,474,996
2,855,393	Pool #934941, 5.00%, 8/1/39	2,947,450
1,145,990	Pool #934942, 5.00%, 9/1/39	1,182,936
986,427	Pool #939465, 5.50%, 6/1/37	1,038,625
1,652,127	Pool #941204, 5.50%, 6/1/37	1,739,552
1,039,732	Pool #941205, 5.00%, 5/1/37	1,073,577
1,044,301	Pool #941206, 5.50%, 5/1/37	1,099,562
437,426	Pool #941487, 6.00%, 8/1/37	466,201
845,485	Pool #943394, 5.50%, 6/1/37	890,226
1,719,365	Pool #944502, 6.00%, 6/1/37	1,834,885
789,115	Pool #945853, 6.00%, 7/1/37	841,024
1,031,373	Pool #948600, 6.00%, 8/1/37	1,099,218
940,856	Pool #948672, 5.50%, 8/1/37	991,301
2,169,829	Pool #952598, 6.00%, 7/1/37	2,315,615
985,794	Pool #952623, 6.00%, 8/1/37	1,050,641
2,227,239	Pool #952632, 6.00%, 7/1/37	2,373,749
810,233	Pool #952649, 6.00%, 7/1/37	864,670
1,323,744	Pool #952659, 6.00%, 8/1/37	1,412,683
933,594	Pool #952665, 6.00%, 8/1/37	995,008
887,695	Pool #952678, 6.50%, 8/1/37	956,076
452,984	Pool #952693, 6.50%, 8/1/37	487,878
1,005,434	Pool #956050, 6.00%, 12/1/37	1,073,483

69

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$2,650,679	Pool #957324, 5.43%, 5/1/18(c)	$2,831,385
397,312	Pool #958502, 5.07%, 1/1/39(c)	415,278
990,679	Pool #960919, 5.00%, 2/1/38	1,022,717
632,261	Pool #965239, 5.84%, 9/1/38	670,825
195,359	Pool #972648, 5.50%, 2/1/38	213,334
1,133,388	Pool #975137, 5.00%, 5/1/38	1,171,356
1,091,692	Pool #975769, 5.50%, 3/1/38	1,150,219
986,429	Pool #982656, 5.50%, 6/1/38	1,038,627
980,846	Pool #982898, 5.00%, 5/1/38	1,012,567
984,225	Pool #983033, 5.00%, 5/1/38	1,016,054
1,159,033	Pool #984842, 5.50%, 6/1/38	1,220,365
899,317	Pool #986230, 5.00%, 7/1/38	928,592
822,980	Pool #986233, 5.00%, 6/1/38	849,595
916,742	Pool #986239, 6.00%, 7/1/38	977,047
1,955,555	Pool #986957, 5.50%, 7/1/38	2,064,330
1,142,476	Pool #986958, 5.50%, 7/1/38	1,202,932
577,361	Pool #986985, 5.00%, 7/1/23	607,188
1,735,953	Pool #990510, 5.50%, 8/1/38	1,827,814
1,448,917	Pool #990511, 6.00%, 8/1/38	1,543,323
1,193,809	Pool #990617, 5.50%, 9/1/38	1,259,608
1,041,026	Pool #AA0525, 5.50%, 12/1/38	1,101,319
2,383,574	Pool #AA0526, 5.00%, 12/1/38	2,460,658
6,393,181	Pool #AA0527, 5.50%, 12/1/38	6,731,488
1,016,155	Pool #AA0643, 4.00%, 3/1/39	987,148
1,202,391	Pool #AA0644, 4.50%, 3/1/39	1,210,527
1,227,967	Pool #AA0645, 4.50%, 3/1/39	1,233,083
2,238,439	Pool #AA0814, 5.50%, 12/1/38	2,356,890
1,043,845	Pool #AA2243, 4.50%, 5/1/39	1,048,195
1,967,114	Pool #AA3142, 4.50%, 3/1/39	1,975,310
1,100,561	Pool #AA3143, 4.00%, 3/1/39	1,072,050
1,336,800	Pool #AA3206, 4.00%, 4/1/39	1,298,507
1,343,504	Pool #AA3207, 4.50%, 3/1/39	1,349,102
1,089,864	Pool #AA4468, 4.00%, 4/1/39	1,058,644
1,065,700	Pool #AA7042, 4.50%, 6/1/39	1,070,141
1,136,505	Pool #AA7658, 4.00%, 6/1/39	1,103,949
1,622,159	Pool #AA7659, 4.50%, 6/1/39	1,628,918
1,028,101	Pool #AA7741, 4.50%, 6/1/24	1,063,880
1,213,715	Pool #AA8455, 4.50%, 6/1/39	1,218,772
2,365,792	Pool #AC1463, 5.00%, 8/1/39	2,442,064
1,095,066	Pool #AC1464, 5.00%, 8/1/39	1,130,371
2,260,937	Pool #AC2109, 4.50%, 7/1/39	2,270,584
1,030,279	Pool #AC4394, 5.00%, 9/1/39	1,063,495
1,338,051	Pool #AC4395, 5.00%, 9/1/39	1,381,190
1,742,945	Pool #AC6304, 5.00%, 12/1/39	1,799,137
1,102,178	Pool #AC6305, 5.00%, 11/1/39	1,132,201
2,288,650	Pool #AC6307, 5.00%, 12/1/39	2,362,435
1,195,581	Pool #AC6790, 5.00%, 12/1/39	1,234,127
4,892,228	Pool #AC7199, 5.00%, 12/1/39	5,049,952

70

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$1,028,108	Pool #MC0007, 5.50%, 12/1/38	$1,077,372
279,361	Pool #MC0013, 5.50%, 12/1/38	292,747
132,283	Pool #MC0014, 5.50%, 12/1/38	138,622
70,336	Pool #MC0015, 6.00%, 11/1/38	74,567
85,344	Pool #MC0016, 5.50%, 11/1/38	89,434
589,845	Pool #MC0038, 4.50%, 3/1/39	592,303
152,025	Pool #MC0046, 4.00%, 4/1/39	147,670
304,560	Pool #MC0047, 4.50%, 4/1/39	305,829
59,781	Pool #MC0059, 4.00%, 4/1/39	58,069
419,108	Pool #MC0081, 4.00%, 5/1/39	407,102
533,377	Pool #MC0082, 4.50%, 5/1/39	535,600
526,619	Pool #MC0111, 4.00%, 6/1/39	511,533
338,373	Pool #MC0112, 4.50%, 6/1/39	339,783
432,290	Pool #MC0127, 4.50%, 7/1/39	434,091
89,783	Pool #MC0135, 4.50%, 7/1/39	90,157
1,445,304	Pool #MC0137, 4.50%, 7/1/39	1,451,326
2,061,056	Pool #MC0154, 4.50%, 8/1/39	2,069,644
107,444	Pool #MC0155, 5.00%, 8/1/39	110,908
673,037	Pool #MC0160, 4.50%, 8/1/39	675,841
1,978,943	Pool #MC0171, 4.50%, 9/1/39	1,987,189
634,604	Pool #MC0177, 4.50%, 9/1/39	637,248
252,776	Pool #MC3344, 5.00%, 12/1/38	259,687

		401,060,439

Freddie Mac — 22.58%
373,719	Pool #A10124, 5.00%, 6/1/33	386,643
448,550	Pool #A10548, 5.00%, 6/1/33	464,062
1,372,028	Pool #A12237, 5.00%, 8/1/33	1,419,478
575,215	Pool #A12969, 4.50%, 8/1/33	581,207
325,300	Pool #A12985, 5.00%, 8/1/33	336,550
557,841	Pool #A12986, 5.00%, 8/1/33	577,133
933,296	Pool #A12987, 5.00%, 8/1/33	965,573
926,494	Pool #A14028, 4.50%, 9/1/33	936,145
1,475,011	Pool #A14325, 5.00%, 9/1/33	1,526,021
311,141	Pool #A15268, 6.00%, 10/1/33	334,088
1,245,623	Pool #A15579, 5.50%, 11/1/33	1,316,987
589,509	Pool #A17393, 5.50%, 12/1/33	623,283
719,369	Pool #A17397, 5.50%, 1/1/34	760,358
853,871	Pool #A18617, 5.50%, 1/1/34	902,524
555,181	Pool #A19019, 5.50%, 2/1/34	586,815
477,755	Pool #A19362, 5.50%, 2/1/34	504,977
492,134	Pool #A20069, 5.00%, 3/1/34	508,692
1,100,698	Pool #A20070, 5.50%, 3/1/34	1,163,415
1,327,354	Pool #A20540, 5.50%, 4/1/34	1,402,985
561,376	Pool #A20541, 5.50%, 4/1/34	593,363
839,326	Pool #A21679, 5.50%, 4/1/34	887,150
894,297	Pool #A21681, 5.00%, 4/1/34	924,386
763,416	Pool #A23192, 5.00%, 5/1/34	789,101

71

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$2,021,435	Pool #A25310, 5.00%, 6/1/34	$2,089,448
738,189	Pool #A25311, 5.00%, 6/1/34	763,026
671,427	Pool #A25600, 5.50%, 8/1/34	709,685
89,151	Pool #A26270, 6.00%, 8/1/34	95,677
55,710	Pool #A26386, 6.00%, 9/1/34	59,749
677,950	Pool #A26395, 6.00%, 9/1/34	727,102
813,191	Pool #A26396, 5.50%, 9/1/34	859,526
1,659,525	Pool #A28241, 5.50%, 10/1/34	1,754,083
663,177	Pool #A30055, 5.00%, 11/1/34	685,490
1,500,508	Pool #A30056, 5.50%, 12/1/34	1,586,006
656,336	Pool #A30591, 6.00%, 12/1/34	703,920
645,882	Pool #A31135, 5.50%, 12/1/34	682,684
562,716	Pool #A32976, 5.50%, 8/1/35	594,427
978,437	Pool #A33167, 5.00%, 1/1/35	1,011,357
2,286,362	Pool #A34999, 5.50%, 4/1/35	2,415,208
732,801	Pool #A35628, 5.50%, 6/1/35	774,097
1,578,073	Pool #A37185, 5.00%, 9/1/35	1,629,196
1,950,299	Pool #A38830, 5.00%, 5/1/35	2,013,480
455,264	Pool #A39561, 5.50%, 11/1/35	480,920
2,214,694	Pool #A40538, 5.00%, 12/1/35	2,286,441
253,462	Pool #A41442, 5.50%, 12/1/35	267,895
975,689	Pool #A42095, 5.50%, 1/1/36	1,030,673
1,363,774	Pool #A42097, 5.00%, 1/1/36	1,408,149
445,182	Pool #A42098, 5.50%, 1/1/36	470,270
379,993	Pool #A42099, 6.00%, 1/1/36	406,474
560,269	Pool #A42802, 5.00%, 2/1/36	578,420
1,876,184	Pool #A42803, 5.50%, 2/1/36	1,981,915
928,181	Pool #A42804, 6.00%, 2/1/36	992,864
1,174,808	Pool #A42805, 6.00%, 2/1/36	1,256,677
513,097	Pool #A44637, 5.50%, 4/1/36	541,563
801,328	Pool #A44638, 6.00%, 4/1/36	855,919
978,145	Pool #A44639, 5.50%, 3/1/36	1,031,434
1,037,181	Pool #A45396, 5.00%, 6/1/35	1,072,078
828,071	Pool #A46321, 5.50%, 7/1/35	874,736
1,636,555	Pool #A46735, 5.00%, 8/1/35	1,689,573
1,090,340	Pool #A46746, 5.50%, 8/1/35	1,151,786
689,237	Pool #A46747, 5.50%, 8/1/35	728,078
896,577	Pool #A46748, 5.50%, 8/1/35	947,103
549,174	Pool #A46996, 5.50%, 9/1/35	580,122
943,096	Pool #A46997, 5.50%, 9/1/35	996,833
1,348,459	Pool #A47552, 5.00%, 11/1/35	1,392,143
1,049,809	Pool #A47553, 5.00%, 11/1/35	1,083,818
704,404	Pool #A47554, 5.50%, 11/1/35	744,100
686,402	Pool #A48788, 5.50%, 5/1/36	723,797
966,347	Pool #A48789, 6.00%, 5/1/36	1,032,180
1,039,775	Pool #A49013, 6.00%, 5/1/36	1,110,610
902,116	Pool #A49526, 6.00%, 5/1/36	963,573
629,438	Pool #A49843, 6.00%, 6/1/36	672,318

72

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$788,814	Pool #A49844, 6.00%, 6/1/36	$844,770
300,075	Pool #A49845, 6.50%, 6/1/36	323,050
928,943	Pool #A50128, 6.00%, 6/1/36	992,227
1,448,847	Pool #A59530, 5.50%, 4/1/37	1,526,647
808,562	Pool #A59964, 5.50%, 4/1/37	851,980
2,059,495	Pool #A60751, 5.50%, 5/1/37	2,170,086
1,284,237	Pool #A61754, 5.50%, 5/1/37	1,353,198
796,712	Pool #A61779, 5.50%, 5/1/37	839,494
1,121,206	Pool #A61915, 5.50%, 6/1/37	1,181,973
3,721,669	Pool #A61916, 6.00%, 6/1/37	3,971,718
3,214,166	Pool #A63456, 5.50%, 6/1/37	3,386,760
1,288,603	Pool #A64012, 5.50%, 7/1/37	1,357,927
738,686	Pool #A64015, 6.00%, 7/1/37	788,316
791,551	Pool #A64016, 6.50%, 7/1/37	851,986
1,137,706	Pool #A64447, 6.00%, 8/1/37	1,214,145
1,330,665	Pool #A64450, 6.00%, 8/1/37	1,420,069
98,138	Pool #A65713, 6.00%, 9/1/37	104,731
884,306	Pool #A65837, 6.00%, 9/1/37	945,754
781,076	Pool #A66043, 5.50%, 7/1/37	823,628
2,480,861	Pool #A66061, 5.50%, 8/1/37	2,614,078
1,809,452	Pool #A66116, 6.00%, 9/1/37	1,931,025
1,120,662	Pool #A66122, 6.00%, 8/1/37	1,195,957
1,189,797	Pool #A66133, 6.00%, 6/1/37	1,269,737
1,908,766	Pool #A66156, 6.50%, 9/1/37	2,054,500
1,648,155	Pool #A67630, 6.00%, 11/1/37	1,758,890
1,255,828	Pool #A68766, 6.00%, 10/1/37	1,340,204
785,422	Pool #A70292, 5.50%, 7/1/37	828,211
1,086,244	Pool #A73816, 6.00%, 3/1/38	1,158,316
1,158,558	Pool #A75113, 5.00%, 3/1/38	1,195,120
1,035,930	Pool #A76187, 5.00%, 4/1/38	1,068,622
845,603	Pool #A78354, 5.50%, 11/1/37	893,863
1,077,674	Pool #A79561, 5.50%, 7/1/38	1,137,961
62,871	Pool #B31081, 7.00%, 3/1/31	69,532
91,431	Pool #B31082, 6.00%, 3/1/31	98,431
115,688	Pool #B31128, 6.00%, 9/1/31	124,545
91,621	Pool #B31139, 6.50%, 10/1/31	99,552
255,511	Pool #B31140, 6.50%, 10/1/31	277,629
60,873	Pool #B31146, 6.50%, 10/1/31	66,142
78,757	Pool #B31150, 6.50%, 11/1/31	85,574
200,083	Pool #B31188, 6.00%, 1/1/32	215,340
29,164	Pool #B31206, 6.00%, 3/1/32	31,397
115,178	Pool #B31292, 6.00%, 9/1/32	123,996
230,126	Pool #B31493, 5.00%, 2/1/34	237,869
515,361	Pool #B31516, 5.00%, 4/1/34	532,701
337,557	Pool #B31517, 5.00%, 4/1/34	349,218
419,292	Pool #B31532, 5.00%, 5/1/34	433,400
425,426	Pool #B31545, 5.00%, 5/1/34	439,740
239,753	Pool #B31546, 5.50%, 5/1/34	253,413

73

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$310,001	Pool #B31547, 5.50%, 5/1/34	$327,665
376,163	Pool #B31550, 5.00%, 6/1/34	388,820
202,129	Pool #B31551, 5.50%, 6/1/34	213,835
333,151	Pool #B31587, 5.00%, 11/1/34	344,360
368,474	Pool #B31588, 5.50%, 11/1/34	389,470
421,965	Pool #B31642, 5.50%, 5/1/35	445,745
148,960	Pool #B50443, 5.00%, 11/1/18	157,730
278,679	Pool #B50450, 4.50%, 1/1/19	290,903
111,632	Pool #B50451, 5.00%, 1/1/19	118,065
63,688	Pool #B50458, 4.50%, 3/1/19	66,482
53,891	Pool #B50470, 4.50%, 4/1/19	56,255
211,305	Pool #B50496, 5.50%, 9/1/19	226,361
473,982	Pool #B50499, 5.00%, 11/1/19	501,294
104,724	Pool #B50500, 5.50%, 10/1/19	112,134
264,555	Pool #B50501, 4.50%, 11/1/19	276,160
236,607	Pool #B50504, 5.50%, 11/1/19	253,537
451,786	Pool #B50506, 5.00%, 11/1/19	478,090
307,091	Pool #C35457, 7.50%, 1/1/30	346,937
54,639	Pool #C37233, 7.50%, 2/1/30	61,729
90,793	Pool #C48137, 7.00%, 1/1/31	100,412
125,993	Pool #C48138, 7.00%, 2/1/31	139,342
44,243	Pool #C49785, 6.50%, 3/1/31	48,086
59,454	Pool #C50288, 6.50%, 4/1/31	64,619
392,719	Pool #C51686, 6.50%, 5/1/31	426,714
196,525	Pool #C53210, 6.50%, 6/1/31	213,536
66,382	Pool #C53914, 6.50%, 6/1/31	72,128
155,975	Pool #C60020, 6.50%, 11/1/31	169,477
136,047	Pool #C60804, 6.00%, 11/1/31	147,007
30,443	Pool #C62574, 6.50%, 12/1/31	33,079
82,176	Pool #C65200, 6.50%, 3/1/32	89,161
136,083	Pool #C65616, 6.50%, 3/1/32	147,863
63,027	Pool #C68324, 6.50%, 6/1/32	68,385
787,306	Pool #C73273, 6.00%, 11/1/32	847,338
453,817	Pool #C73525, 6.00%, 11/1/32	488,647
705,709	Pool #C74672, 5.50%, 11/1/32	746,581
828,032	Pool #C77844, 5.50%, 3/1/33	875,471
168,917	Pool #C77845, 5.50%, 3/1/33	178,595
639,305	Pool #C78252, 5.50%, 3/1/33	675,932
651,709	Pool #C78380, 5.50%, 3/1/33	689,046
226,920	Pool #C79178, 5.50%, 4/1/33	239,921
738,074	Pool #J00980, 5.00%, 1/1/21	779,681
627,506	Pool #J05466, 5.50%, 6/1/22	667,884
1,181,804	Pool #N31468, 6.00%, 11/1/37	1,253,451

		128,048,909

Ginnie Mae — 6.67%
947,154	Pool #409117, 5.50%, 6/20/38	999,738

74

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$980,281	Pool #487643, 5.00%, 2/15/39	$1,014,862
1,370,808	Pool #514702, 8.25%, 12/15/32	1,367,739
487,192	Pool #588448, 6.25%, 9/15/32	500,232
1,896,838	Pool #616936, 5.50%, 1/15/36	2,002,732
621,542	Pool #617904, 5.75%, 9/15/23	641,771
581,674	Pool #624106, 5.13%, 3/15/34	592,922
461,135	Pool #664269, 5.85%, 6/15/38	480,451
1,827,564	Pool #675509, 5.50%, 6/15/38	1,926,164
873,289	Pool #685140, 5.90%, 4/15/38	915,571
1,381,149	Pool #697672, 5.50%, 12/15/38	1,455,665
1,183,599	Pool #697814, 5.00%, 2/15/39	1,225,353
1,193,747	Pool #697885, 4.50%, 3/15/39	1,202,627
1,582,783	Pool #698112, 4.50%, 5/15/39	1,594,559
2,613,027	Pool #698113, 4.50%, 5/15/39	2,634,738
1,065,281	Pool #699294, 5.63%, 9/20/38	1,125,148
5,305,149	Pool #713519, 6.00%, 7/1/39	5,637,523
1,009,161	Pool #714561, 4.50%, 6/15/39	1,016,669
1,471,549	Pool #716822, 4.50%, 4/15/39	1,482,497
1,224,824	Pool #716823, 4.50%, 4/15/39	1,233,936
1,295,719	Pool #717132, 4.50%, 5/15/39	1,305,359
1,719,152	Pool #717133, 4.50%, 5/15/39	1,735,524
1,404,654	Pool #720080, 4.50%, 6/15/39	1,415,103
1,159,263	Pool #720521, 5.00%, 8/15/39	1,194,362
3,047,777	Pool #726550, 5.00%, 10/1/39	3,140,055

		37,841,300

Total U.S. Government Agency Backed Mortgages		566,950,648

(Cost $545,288,937)
U.S. Government Agency Obligations — 10.48%
Community Reinvestment Revenue Notes — 1.42%
1,025,938	3.39%, 8/1/35(b)(c)	1,008,046
7,250,000	3.98%, 8/1/35(b)(c)	7,011,730

		8,019,776

Small Business Administration — 5.36%
277,010	0.55%, 4/25/28(a)	271,231
684,625	0.55%, 3/25/29(a)	670,167
2,073,034	0.55%, 9/25/30(a)	2,028,426
291,750	0.60%, 3/25/28(a)	286,241
454,764	0.60%, 11/25/29(a)	446,002
304,878	0.63%, 6/25/18(a)	300,281
1,172,302	0.63%, 4/15/32(c)	1,166,403
654,157	0.65%, 3/25/14(a)	648,099
453,021	0.66%, 7/15/32(c)	450,740
210,694	0.66%, 4/15/26(c)	210,687
1,001,236	0.66%, 11/15/26(c)	996,194

75

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$622,245	0.75%, 11/29/32(c)	$622,225
254,999	0.80%, 2/21/33(c)	254,992
1,348,148	0.80%, 4/15/33(c)	1,348,109
176,307	0.80%, 9/15/32(c)	176,301
482,619	0.80%, 3/15/33(c)	482,604
329,091	0.85%, 9/14/29(c)	329,080
1,488,633	0.87%, 4/21/34(c)	1,488,636
796,710	0.88%, 2/15/32(c)	796,685
1,407,073	0.88%, 9/15/32(c)	1,407,025
1,294,734	0.90%, 3/14/18(c)	1,294,673
21,952,893	1.26%, 10/19/29*(c)	359,064
846,628	3.13%, 10/25/15(a)	863,743
1,194,662	3.38%, 10/25/15(a)	1,222,548
399,945	3.38%, 5/25/16(a)	406,014
754,044	3.58%, 12/25/15(a)	775,482
975,892	3.58%, 7/15/14(c)	985,625
96,199	5.70%, 8/15/17(c)	100,012
390,534	5.85%, 12/15/27(c)	404,977
302,024	5.85%, 9/27/13(c)	313,971
115,903	5.86%, 11/15/22(c)	120,490
342,450	5.98%, 6/9/26(c)	356,151
200,019	6.00%, 4/15/22(c)	207,042
543,451	6.03%, 10/31/32(c)	553,028
423,487	6.10%, 10/15/27(c)	434,586
1,344,652	6.13%, 4/15/31(c)	1,377,335
254,320	6.15%, 1/10/32(c)	260,751
172,782	6.25%, 9/15/27(c)	178,644
985,324	6.28%, 8/15/17(c)	1,024,381
196,024	6.30%, 4/15/18(c)	203,763
73,660	6.33%, 3/15/27(c)	76,497
611,617	6.35%, 8/13/26(c)	636,100
1,084,627	6.45%, 2/19/32(c)	1,129,266
261,678	6.50%, 3/30/32(c)	272,456
52,516	6.51%, 7/6/27(c)	54,620
90,000	6.53%, 1/2/27(c)	93,604
63,791	6.69%, 5/28/24(c)	66,338
418,976	6.71%, 3/15/27(c)	435,759
77,357	7.08%, 9/1/13(c)	80,417
178,555	7.08%, 1/19/14(c)	185,598
248,618	7.33%, 7/1/16(c)	258,482
187,187	7.33%, 2/23/16(c)	194,603
242,801	7.33%, 7/1/16(c)	252,430
116,033	7.33%, 7/1/16(c)	120,635
180,733	7.38%, 4/1/15(c)	187,875
60,855	7.38%, 1/1/15(c)	63,258
78,193	7.58%, 8/1/16(c)	81,294
242,123	7.83%, 10/3/16(c)	251,728
24,982	7.83%, 11/1/13(c)	25,968

76

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$18,610	8.08%, 2/15/14(c)	$19,344
52,018	8.08%, 10/1/16(c)	54,081
5,143	8.33%, 11/1/11(c)	5,349
4,789	9.58%, 2/15/12(c)	4,980
6,887	9.58%, 2/15/12(c)	7,162
13,155	9.83%, 1/10/32(c)	13,680

		30,393,932

United States Department of Agriculture — 3.70%
492,313	1.13%, 5/31/14(c)	511,720
281,573	4.45%, 4/2/18(c)	288,784
202,849	5.09%, 3/1/20(c)	206,822
353,245	5.25%, 10/26/22(c)	360,723
355,957	5.55%, 10/20/32(c)	361,393
333,974	5.55%, 10/20/32(c)	339,075
172,891	5.59%, 1/20/38(c)	175,314
533,018	5.60%, 11/29/30(c)	543,657
228,454	5.63%, 6/1/20(c)	237,484
368,033	5.63%, 4/15/27(c)	377,449
412,472	5.63%, 4/1/27(c)	423,002
285,739	5.64%, 1/20/33(c)	291,601
70,849	5.64%, 1/20/38(c)	72,072
769,790	5.64%, 1/20/38(c)	783,051
106,723	5.66%, 1/20/38(c)	108,699
104,287	5.66%, 10/20/32(c)	106,581
284,759	5.70%, 1/20/38(c)	290,779
223,166	5.73%, 4/20/37(c)	228,316
478,136	5.73%, 2/1/30(c)	491,515
776,268	5.75%, 1/20/33(c)	797,672
188,347	5.80%, 8/1/20(c)	195,788
100,248	5.83%, 11/1/20(c)	104,207
141,119	5.91%, 12/4/37(c)	146,019
87,127	5.92%, 10/20/37(c)	90,231
221,091	5.93%, 2/20/33(c)	229,534
123,287	5.98%, 12/20/37(c)	128,151
364,390	5.98%, 12/31/26(c)	378,989
207,406	5.99%, 11/1/32(c)	215,954
307,937	6.00%, 1/10/37(c)	320,488
130,073	6.01%, 11/8/32(c)	132,176
74,419	6.01%, 7/20/36(c)	75,369
223,501	6.01%, 1/20/38(c)	226,260
156,569	6.04%, 2/1/27(c)	160,248
185,161	6.05%, 1/5/26(c)	189,942
386,976	6.05%, 1/1/37(c)	392,985
512,554	6.07%, 4/20/37(c)	521,058
146,921	6.08%, 7/1/32(c)	150,232
103,063	6.09%, 5/17/22(c)	107,023
91,726	6.10%, 1/1/13(c)	95,356

77

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount		Value
$201,517	6.10%, 8/25/37(c)	$205,207
346,543	6.11%, 7/20/32(c)	354,260
817,616	6.12%, 7/20/37(c)	833,621
217,356	6.12%, 4/20/37(c)	221,911
300,948	6.12%, 1/26/37(c)	306,942
138,587	6.13%, 11/1/26(c)	142,544
134,174	6.13%, 4/16/27(c)	137,931
689,442	6.13%, 4/4/27(c)	708,700
296,818	6.13%, 4/19/27(c)	305,133
599,989	6.13%, 5/15/14(c)	623,628
129,191	6.13%, 8/1/19(c)	134,303
101,532	6.13%, 7/20/22(c)	105,548
270,847	6.13%, 7/29/19(c)	281,566
99,841	6.18%, 1/20/38(c)	102,163
241,399	6.20%, 1/20/37(c)	247,709
114,556	6.22%, 6/1/37(c)	117,556
60,667	6.23%, 2/1/27(c)	62,689
400,853	6.23%, 3/14/32(c)	412,702
608,430	6.25%, 1/1/37(c)	625,517
96,585	6.28%, 3/1/14(c)	100,392
86,564	6.28%, 2/1/28(c)	89,626
80,924	6.33%, 3/2/27(c)	84,031
211,071	6.38%, 1/31/37(c)	218,735
239,626	6.38%, 2/16/37(c)	248,319
55,161	6.38%, 3/1/27(c)	57,371
773,670	6.51%, 4/20/37(c)	805,904
839,930	6.63%, 12/15/23(c)	873,375
199,612	6.64%, 4/20/37(c)	207,927
196,992	6.88%, 2/3/17(c)	204,804
424,554	6.88%, 2/3/22(c)	441,327
624,834	7.00%, 6/3/22(c)	649,558

225,345	7.13%, 12/10/16(c)	234,281

		21,000,999

Total U.S. Government Agency Obligations		59,414,707

(Cost $59,750,971)
U. S. Treasury Obligations — 0.35%
U. S. Treasury Bills — 0.35%
2,000,000	0.45%, 6/17/10(e)	1,998,296

Total U.S. Treasury Obligations		1,998,296

(Cost $1,997,066)

78

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

Principal Amount	Value
Promissory Notes — 1.72%
$9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(c)(d)	$9,759,079

Total Promissory Notes	9,759,079

(Cost $9,375,000)

Shares
Investment Companies — 1.18%
6,679,482	Wells Fargo Prime Investment Money Market Fund	$6,679,482

Total Investment Companies	6,679,482

(Cost $6,679,482)

Contracts
Call Swaptions Purchased — 1.35%
500,000	Pay a fixed rate of 5.35% and receive a floating rate based on 3-Month LIBOR, expiring May 23, 2024, Broker, UBS AG(c)	3,512,921
500,000	Pay a fixed rate of 5.75% and receive a floating rate based on 3-Month LIBOR, expiring June 28, 2029, Broker, UBS AG(c)	2,614,594
500,000	Pay a fixed rate of 6.00% and receive a floating rate based on 3-Month LIBOR, expiring June 18, 2019, Broker, Goldman Sachs International(c)	1,519,042

Total Call Swaptions Purchased	7,646,557

(Cost $5,503,750)
Total Investments	679,154,421
(Cost 655,169,540)(f) — 119.77%
Liabilities in excess of other assets — (19.77)%	(112,095,684)

NET ASSETS — 100.00%	$567,058,737

TBA Short Sale Commitments

Principal Amount	Proceeds	Value
$5,700,000	Fannie Mae 6.00%, 30 Year	$(6,084,750)	$(6,036,653)
$55,000,000	Fannie Mae 5.50%, 30 Year	$(58,129,102)	$(57,569,545)

*	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

79

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2009 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $10,355,828 or 1.83% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2009 Carrying Value Per Unit
$1,395,000	Fort Knox Military Housing Privatization Project	1/29/2007	$1,328,900	$0.43
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.04

(e)	The rate represents the annualized yield at time of purchase.
(f)	See notes to schedules of portfolio investments for the cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC – Insured by International Bancshares Corp.

MBIA – Insured by MBIA

NATL-RE – Insured by National Public Finance Guarantee Corp.

See notes to financial statements.

80

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2009 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) (formerly known as Tamarack Funds Trust) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following nine investment portfolios (“Funds”):

•	RBC Mid Cap Growth Fund (“Mid Cap Growth Fund”)

•	RBC Enterprise Fund (“Enterprise Fund”)

•	RBC Small Cap Core Fund (“Small Cap Core Fund”)

•	RBC Microcap Value Fund (“Microcap Value Fund”)

•	RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

•	Prime Money Market Fund

•	U.S. Government Money Market Fund

•	Tax-Free Money Market Fund

•	Access Capital Community Investment Fund

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US))” or the “Advisor”), (formerly known as Voyageur Asset Management Inc.), acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and PNC Global Investment Servicing (U.S.) Inc. (“PNC”), the Co-Administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Valuations of certain mortgage backed securities in the Access Capital Community Investment Fund that qualify under the Community Reinvestment Act (“CRA”) may also include adjustments to reflect the CRA premium indicated by the independent pricing agent to reflect the higher valuations accorded these securities in the market for their geographically or other targeted nature. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

81

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Securities held by the Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use pricing and valuation procedures approved by the Board to determine a security’s fair value.

As of December 31, 2009, the book cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Growth Fund	$58,343,810	$6,352,112	$(2,204,398)	$4,147,714
Enterprise Fund	143,129,673	31,987,154	(34,176,287)	(2,189,133)
Small Cap Core Fund	38,443,160	11,933,557	(3,813,451)	8,120,106
Microcap Value Fund	210,409,381	27,574,553	(74,790,325)	(47,215,772)
Mid Cap Value Fund	2,968,903	63	(14,653)	(14,590)
Access Capital Community Investment Fund	655,169,540	28,224,907	(4,240,026)	23,984,881

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

Financial Instruments When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by Wells Fargo Bank Minnesota N.A., the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

82

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2009 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Mizuho Securities	0.45%	8/18/09	01/06/10	$(36,702,574)	$(36,638,000)
Mizuho Securities	0.46%	8/24/09	01/13/10	(15,412,915)	(15,385,000)
Goldman Sachs	0.37%	9/03/09	01/20/10	(19,137,169)	(19,109,868)
Deutsche Bank	0.30%	10/06/09	02/03/10	(11,257,246)	(11,246,000)
Mizuho Securities	0.34%	10/13/09	02/10/10	(17,564,884)	(17,545,000)
Morgan Stanley	0.32%	10/21/09	02/18/10	(23,064,576)	(23,040,000)

Details of underlying collateral pledged for open reverse repurchase agreements at December 31, 2009 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Mizuho Securities 8/18/09 to 1/6/10
	Fannie Mae Pool #258627	5.50%	2/01/36	$1,537,837	$1,623,059
	Fannie Mae Pool #702478	5.50%	6/01/33	2,865,445	3,026,029
	Fannie Mae Pool #835287	5.00%	8/01/35	1,424,866	1,472,139
	Fannie Mae Pool #952598	6.00%	7/01/37	2,169,829	2,315,615
	Fannie Mae Pool #952632	6.00%	7/01/37	2,227,239	2,373,749
	Freddie Mac Pool #A40538	5.00%	12/01/35	2,214,694	2,286,441
	Freddie Mac Pool #A42097	5.00%	1/01/36	1,363,774	1,408,149
	Freddie Mac Pool #A45396	5.00%	6/01/35	1,037,181	1,072,078
	Freddie Mac Pool #A46735	5.00%	8/01/35	1,636,555	1,689,573
	Freddie Mac Pool #A47552	5.00%	11/01/35	1,348,459	1,392,143
	Freddie Mac Pool #A18617	5.50%	1/01/34	853,871	902,524
	Freddie Mac Pool #A20540	5.50%	4/01/34	1,327,354	1,402,985
	Freddie Mac Pool #A42803	5.50%	2/01/36	1,876,184	1,981,915
	Freddie Mac Pool #A46746	5.50%	8/01/35	1,090,340	1,151,786
	Freddie Mac Pool #A61754	5.50%	5/01/37	1,284,237	1,353,198
	Freddie Mac Pool #A61915	5.50%	6/01/37	1,121,206	1,181,973
	Freddie Mac Pool #A63456	5.50%	6/01/37	3,214,166	3,386,760
	Freddie Mac Pool #A64012	5.50%	7/01/37	1,288,603	1,357,927
	Freddie Mac Pool #A42099	6.00%	1/01/36	379,993	406,474
	Freddie Mac Pool #A42805	6.00%	2/01/36	1,174,808	1,256,677
	Freddie Mac Pool #A49013	6.00%	5/01/36	1,039,775	1,110,610
	Freddie Mac Pool #A64447	6.00%	8/01/37	1,137,706	1,214,145
	Freddie Mac Pool #A68766	6.00%	10/01/37	1,255,828	1,340,204

					$36,706,153

Mizuho Securities 8/24/09 to 1/13/10
	Fannie Mae Pool #387590	4.90%	9/01/15	$9,442,348	$9,921,643
	Fannie Mae Pool #386608	5.37%	11/01/21	4,693,278	4,843,344
	Fannie Mae Pool #258571	5.50%	11/01/35	1,198,306	1,264,712

					$16,029,699

83

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 9/3/09 to 1/20/10
	Fannie Mae Pool #815009	5.00%	4/01/35	$2,246,886	$2,321,432
	Fannie Mae Pool #829005	5.00%	8/01/35	1,908,055	1,971,359
	Fannie Mae Pool #908672	5.50%	1/01/37	1,631,405	1,719,008
	Fannie Mae Pool #941204	5.50%	6/01/37	1,652,127	1,739,552
	Fannie Mae Pool #990510	5.50%	8/01/38	1,735,953	1,827,814
	Fannie Mae Pool #866969	6.00%	2/01/36	2,429,860	2,593,117
	Freddie Mac Pool #A14325	5.00%	9/01/33	1,475,011	1,526,021
	Freddie Mac Pool #A38830	5.00%	5/01/35	1,950,299	2,013,480
	Freddie Mac Pool #A66133	6.00%	6/01/37	1,189,797	1,269,737
	Ginnie Mae Pool #675509	5.50%	6/15/38	1,827,564	1,926,164

					$18,907,684

Deutsche Bank 10/6/09 to 2/3/10
	Fannie Mae Pool #777621	5.00%	2/01/34	$3,013,800	$3,120,382
	Freddie Mac Pool #A37185	5.00%	9/01/35	1,578,073	1,629,196
	Freddie Mac Pool #A66061	5.50%	8/01/37	2,480,861	2,614,078
	Freddie Mac Pool #A64015	6.00%	7/01/37	738,686	788,316
	Freddie Mac Pool #A67630	6.00%	11/01/37	1,648,155	1,758,890
	Freddie Mac Pool #A66156	6.50%	9/01/37	1,908,766	2,054,500

					$11,965,362

Mizuho Securities 10/13/09 to 2/10/10
	Fannie Mae Pool #806754	4.50%	9/01/34	$3,393,184	$3,426,409
	Fannie Mae Pool #806761	5.50%	9/01/34	5,125,521	5,394,396
	Freddie Mac Pool #A30056	5.50%	12/01/34	1,500,508	1,586,006
	Freddie Mac Pool #A60751	5.50%	5/01/37	2,059,495	2,170,086
	Freddie Mac Pool #A42804	6.00%	2/01/36	928,181	992,864
	Freddie Mac Pool #A61916	6.00%	6/01/37	3,721,669	3,971,718

					$17,541,479

Morgan Stanley 10/21/09 to 2/18/10
	Fannie Mae Pool #663159	5.00%	7/01/32	$5,190,782	$5,394,467
	Fannie Mae Pool #727312	5.00%	9/01/33	3,348,617	3,467,039
	Fannie Mae Pool #844361	5.50%	11/01/35	3,826,079	4,038,107
	Fannie Mae Pool #829649	5.50%	3/01/35	3,243,000	3,424,743
	Fannie Mae Pool #885724	5.50%	6/01/36	3,208,166	3,380,437
	Fannie Mae Pool #257892	5.50%	2/01/38	3,365,957	3,544,072

					$23,248,865

84

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Fair Values of Derivative Instruments as of December 31, 2009 are as follows:

	Asset Derivatives Value
Fund	Total Value at 12/31/09	Interest Rate Contracts
Access Capital Community Investment Fund	$7,732,495	$7,732,495

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

85

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Access Capital Community Investment Fund had the following open futures contracts at December 31, 2009:

Short Contracts	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Counterparty
Ten Year Swap	100	March 2010	$425,000	$10,360,938	Barclays Capital
Thirty Year U.S. Treasury Bond	100	March 2010	$578,766	$12,096,266	Barclays Capital

Details of underlying collateral pledged for open futures contracts at December 31, 2009 were as follows:

Description	Yield	Maturity Date	Par	Market Value
U.S. Treasury Bill	0.45%	06/17/10	$2,000,000	$1,998,296

Options

Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Swaptions

Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA).

86

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Value Measurements

Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2009 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Mid Cap Growth Fund	$62,491,524	(e)	$—		$—	$62,491,524
Enterprise Fund	140,940,540	(e)	—		—	140,940,540
Small Cap Core Fund	46,563,266	(e)	—		—	46,563,266
Microcap Value Fund	162,955,434	(e)	238,175	(a)	—	163,193,609
Mid Cap Value Fund	2,954,313	(e)	—		—	2,954,313
Prime Money Market Fund	1,000,000,000	(b)	16,706,053,023	(c)	—	17,706,053,023
U.S. Government Money Market Fund	295,000,000	(b)	5,296,943,012	(c)	—	5,591,943,012
Tax Free Money Market Fund	43,906,679	(b)	1,375,590,382	(d)	—	1,419,497,061
Access Capital Community Investment Fund	6,679,482	(b)	672,474,939	(c)	—	679,154,421
Other Financial Instruments*
Access Capital Community Investment Fund	983,766		—		—	983,766

(a)	Represents Lazare Kaplan International, Inc. a security in the Consumer Descretionary Industry as disclosed in the Schedules of Portfolio Investments.
(b)	Level 1 investments consist of Investment Companies.
(c)	The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.
(d)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.
(e)	The breakdown of the Fund’s investments into major catagories is disclosed in the Schedules of Portfolio Investments.
*	Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

87

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2009 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Mid Cap Growth Fund	$1,284,433	2017
Enterprise Fund	81,833	2017
Small Cap Core Fund	547,840	2017
Microcap Value Fund	1,092,919	2017
Prime Money Market Fund
	3,069	2013
	40,324	2014
	52,797	2015
	38,902	2016
	4,606,628	2017
Access Capital Community Investment Fund
	1,911,397	2011
	3,756,334	2012
	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2010.

Deferred Post-October Losses
Mid Cap Growth Fund	$12,133,643
Enterprise Fund	17,369,834
Small Cap Core Fund	3,845,580
Microcap Value Fund	23,959,367
U.S. Government Money Market Fund	8,450
Access Capital Community Investment Fund	11,847,378

88

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)*	/s/ ERIK R. PREUS
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date     2/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ERIK R. PREUS
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date     2/18/10

By (Signature and Title)*	/s/ KATHLEEN A. HEGNA
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date     2/18/10

*	Print the name and title of each signing officer under his or her signature.